      As filed with the Securities and Exchange Commission on November 3, 2006
                                             Securities Act File No. 333-137652
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No. |_|

                        Post-Effective Amendment No. 1

                               ING INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

                                   ----------

    It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

================================================================================

                        ING VP LARGECAP GROWTH PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                November 10, 2006

Dear Variable Contract Owner/Plan Participant:

          The Board of Trustees has called a Special Meeting of shareholders of ING VP LargeCap Growth Portfolio ("VP LargeCap Growth Portfolio"), which is scheduled for 10:00 a.m., Local time, on December 14, 2006, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

          The Board of Trustees of VP LargeCap Growth Portfolio has reviewed and recommends the proposed reorganization (the "Reorganization") of VP LargeCap Growth Portfolio with and into ING Mercury Large Cap Growth Portfolio ("Mercury Large Cap Growth Portfolio") (each a "Portfolio" and collectively, the "Portfolios"). Both Portfolios are members of the mutual fund group called the "ING Funds."

          Shares of VP LargeCap Growth Portfolio have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a "Variable Contract") or at your direction by your qualified pension or retirement plan ("Qualified Plan"). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as either a participant in a Qualified Plan ("Plan Participant") or as an owner of a Variable Contract for which VP LargeCap Growth Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions on how to vote the shares of VP LargeCap Growth Portfolio to which you have either invested through your Qualified Plan or allocated cash values under your Variable Contract. As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

          If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of Mercury Large Cap Growth Portfolio instead of shares of VP LargeCap Growth Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives.

          AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF VP LARGECAP GROWTH PORTFOLIO UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

          A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES ATTRIBUTABLE TO YOUR VARIABLE CONTRACT AND/OR QUALIFIED PLAN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND PROVIDE VOTING INSTRUCTIONS. IT IS IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN DECEMBER 13, 2006. We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                         Sincerely,


                                         /s/ James M. Hennessy
                                         ---------------------------------------
                                         James M. Hennessy,
                                         PRESIDENT AND CHIEF EXECUTIVE OFFICER

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

                        ING VP LARGECAP GROWTH PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       OF ING VP LARGECAP GROWTH PORTFOLIO
                         SCHEDULED FOR DECEMBER 14, 2006

To the Shareholders:

          NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING VP LargeCap Growth Portfolio ("VP LargeCap Growth Portfolio") is scheduled for December 14, 2006 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

               (1) To approve an Agreement and Plan of Reorganization by and among VP LargeCap Growth Portfolio and ING Mercury Large Cap Growth Portfolio ("Mercury Large Cap Growth Portfolio"), providing for the reorganization of VP LargeCap Growth Portfolio with and into Mercury Large Cap Growth Portfolio; and

               (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

          Shareholders of record as of the close of business on October 12, 2006, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to VP LargeCap Growth Portfolio or by voting in person at the Special Meeting.

                                         By Order of the Board of Trustees


                                         /s/ Huey P. Falgout, Jr.
                                         ---------------------------------------
                                         Huey P. Falgout, Jr.
                                         SECRETARY

November 10, 2006

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

                     ING MERCURY LARGE CAP GROWTH PORTFOLIO
                           PROXY STATEMENT/PROSPECTUS

                                NOVEMBER 10, 2006

                                TABLE OF CONTENTS

INTRODUCTION                                                                 1

SUMMARY                                                                      3
   The Proposed Reorganization                                               3
   Comparison of Investment Objectives and Principal Investment
      Strategies                                                             5
   Comparison of Portfolio Characteristics                                   8
   Comparison of Portfolio Performance                                      10
   Comparison of Investment Techniques and Principal Risks of Investing
      in the Portfolios                                                     13

COMPARISON OF FEES AND EXPENSES                                             16
   Management Fees                                                          16
   Sub-Adviser Fees                                                         16
   Administration Fees                                                      17
   Distribution and Service Fees                                            17
   Expense Limitation Arrangements                                          17
   Expense Tables                                                           18
   Portfolio Expenses                                                       18
   General Information                                                      20
   Key Differences in Rights of ING VP LargeCap Growth Portfolio's
      Shareholders and ING Mercury Large Cap Growth Portfolio's
      Shareholders                                                          20

INFORMATION ABOUT THE REORGANIZATION                                        21
   The Reorganization Agreement                                             21
   Reasons for the Reorganization                                           21
   Board Considerations                                                     22
   Tax Considerations                                                       22
   Expenses of the Reorganization                                           22
   Future Allocation of Premiums                                            23

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS                                 23
   Form of Organization                                                     23
   Advisers                                                                 23
   Distributor                                                              24
   Dividends, Other Distributions, and Taxes                                24
   Capitalization                                                           25

GENERAL INFORMATION ABOUT THE PROXY STATEMENT                               25
   Solicitation of Proxies                                                  25
   Voting Rights                                                            25
   Other Matters to Come Before the Special Meeting                         26
   Shareholder Proposals                                                    26

APPENDICES
   Portfolio Manager's Report for ING Mercury Large Cap Growth Portfolio    A-1
   Form of Agreement and Plan of Reorganization                             B-1
   Additional Information Regarding ING Mercury Large Cap Growth
      Portfolio                                                             C-1
   Security Ownership of Certain Beneficial and Record Owners               D-1

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

                           PROXY STATEMENT/PROSPECTUS

                     ING MERCURY LARGE CAP GROWTH PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                NOVEMBER 10, 2006

                                  INTRODUCTION

          This combined proxy statement and prospectus ("Proxy Statement/Prospectus") relates to a Special Meeting of shareholders of ING VP LargeCap Growth Portfolio ("VP LargeCap Growth Portfolio") to be held on December 14, 2006. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of VP LargeCap Growth Portfolio with and into ING Mercury Large Cap Growth Portfolio ("Mercury Large Cap Growth Portfolio") (each a "Portfolio" and collectively, the "Portfolios").

          Shares of VP LargeCap Growth Portfolio are not offered directly to the public but are sold to separate accounts ("Separate Accounts") of certain participating life insurance companies ("Participating Insurance Companies") and are used to fund variable annuity and/or variable life contracts (each a "Variable Contract" and collectively, "Variable Contracts") and qualified pension and retirement plans (each a "Qualified Plan"). Participants in a Qualified Plan ("Plan Participants") or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract holders will be referred to as "shareholders" of the Portfolios.

          Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), VP LargeCap Growth Portfolio would transfer its assets to Mercury Large Cap Growth Portfolio in exchange for shares of beneficial interest of Mercury Large Cap Growth Portfolio and the assumption by Mercury Large Cap Growth Portfolio of VP LargeCap Growth Portfolio's known liabilities as of the Closing Date (as defined below). Mercury Large Cap Growth Portfolio shares would then be distributed to shareholders of VP LargeCap Growth Portfolio so that each shareholder would receive a number of full and fractional shares of Mercury Large Cap Growth Portfolio equal to the aggregate value of the number of shares of VP LargeCap Growth Portfolio held by such shareholder. As a result of the Reorganization, VP LargeCap Growth Portfolio will distribute shares of Mercury Large Cap Growth Portfolio in liquidation of VP LargeCap Growth Portfolio on December 16, 2006, or such other date as the parties may agree ("Closing Date").

          Because you, as a shareholder of VP LargeCap Growth Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Mercury Large Cap Growth Portfolio, this Proxy Statement also serves as a Prospectus for Mercury Large Cap Growth Portfolio. Mercury Large Cap Growth Portfolio is a non-diversified, open-end management investment company, which seeks long-term growth of capital, as described more fully below.

          This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement, dated November 10, 2006, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Prospectus of VP LargeCap Growth Portfolio, dated April 28, 2006, which is incorporated by reference; and the Service Class ("Class S") Prospectus for Mercury Large Cap Growth Portfolio, dated April 28, 2006. Each Portfolio's SAI, dated April 28, 2006, is incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. Each Portfolio's semi-annual report, dated June 30, 2006, is incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

          Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended ("1940 Act"), and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, Washington, D.C. 20549.

          THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

          You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as APPENDIX B. Also, you should consult the Class S Prospectus, dated April 28, 2006, for more information about Mercury Large Cap Growth Portfolio.

THE PROPOSED REORGANIZATION

          At a meeting held on July 13, 2006, the Board of Trustees of VP LargeCap Growth Portfolio approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

     - the transfer of all of the assets of VP LargeCap Growth Portfolio to Mercury Large Cap Growth Portfolio in exchange for shares of beneficial interest of Mercury Large Cap Growth Portfolio;

     - the assumption by Mercury Large Cap Growth Portfolio of the liabilities of VP LargeCap Growth Portfolio known as of the Closing Date (as described below);

     - the distribution of Mercury Large Cap Growth Portfolio shares to the shareholders of VP LargeCap Growth Portfolio; and

     -    the complete liquidation of VP LargeCap Growth Portfolio.

          Mercury Large Cap Growth Portfolio shares would then be distributed to shareholders of VP LargeCap Growth Portfolio so that each shareholder would receive a number of full and fractional shares of Mercury Large Cap Growth Portfolio equal to the aggregate value of shares of VP LargeCap Growth Portfolio held by such shareholder.

          As a result of the Reorganization, each shareholder of VP LargeCap Growth Portfolio would become a shareholder of Class S shares of Mercury Large Cap Growth Portfolio. The Reorganization is expected to be effective on December 16, 2006, or such other date as the parties may agree (the "Closing Date").

          Each shareholder will hold, immediately after the Closing Date, Class S shares of Mercury Large Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of VP LargeCap Growth Portfolio held by that shareholder as of the Closing Date.

          In considering whether to approve the Reorganization, you should note that:

     - The Portfolios have similar investment objectives; VP LargeCap Growth Portfolio seeks long term capital appreciation while Mercury Large Cap Growth Portfolio seeks long term growth of capital;

     - Mercury Large Cap Growth Portfolio's investment strategies, however, are slightly different than those of VP LargeCap Growth Portfolio; while both Portfolios principally invest in equity securities of large capitalization companies, Mercury Large Cap Growth Portfolio employs quantitative models and a fundamental research approach to investing while VP LargeCap Growth Portfolio uses only a fundamental research approach to investing;

     - VP LargeCap Growth Portfolio is currently advised by ING Investments and externally sub-advised by Wellington Management Company, LLP, while Mercury Large Cap Growth Portfolio is advised by Directed Services, Inc. ("DSI") and externally sub-advised by Mercury Advisors;

     - Mercury Large Cap Growth Portfolio is the much larger fund (approximately $150 million versus $2 million for VP LargeCap Growth Portfolio as of June 30, 2006), and that VP LargeCap Growth Portfolio is a very small fund, perhaps too small to be viable;

     - The year-to-date, 1-year and 3-year performance of Mercury Large Cap Growth Portfolio is superior to that of VP LargeCap Growth Portfolio;

     - While it appears that shareholders of VP LargeCap Growth Portfolio will pay a slightly higher management fee at current asset levels [0.75% v. 0.80% (as a % of the Portfolio's average daily net assets)] after becoming shareholders of Mercury Large Cap Growth Portfolio, Mercury Large Cap Growth Portfolio has in place a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of Mercury Large Cap Growth Portfolio in return for the single management fee of 0.80% on Mercury Large Cap Growth Portfolio's average daily net assets at current asset levels; the combined management and administration fees for VP LargeCap Growth Portfolio [0.85% (0.75% + 0.10%) of the Portfolio's average daily net assets] are slightly higher than the "bundled fee" for the Mercury Large Cap Growth Portfolio at current asset levels; and

     - The proposed Reorganization is expected to result in lower gross and net operating expenses per share for shareholders of the disappearing VP LargeCap Growth Portfolio.

     The (unaudited) gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2006 are as follows:

GROSS EXPENSES BEFORE THE REORGANIZATION

   VP LargeCap Growth Portfolio (Class S)                                1.50%
   Mercury Large Cap Growth Portfolio (Class S)                          1.05%
NET EXPENSES BEFORE THE REORGANIZATION (AFTER FEE WAIVER)
   VP LargeCap Growth Portfolio (Class S)                                1.10%
   Mercury Large Cap Growth Portfolio (Class S)                          1.00%
AFTER THE REORGANIZATION: MERCURY LARGE CAP GROWTH PORTFOLIO PRO FORMA
(CLASS S)
   Gross estimated expenses of Mercury Large Cap Growth Portfolio        1.05%
   Net estimated expenses of Mercury Large Cap Growth Portfolio          1.00%

----------
          Approval of the Reorganization Agreement requires an affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

          AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF VP LARGECAP GROWTH PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

          The following summarizes the investment objective, principal investment strategies and management differences, if any, between VP LargeCap Growth Portfolio and Mercury Large Cap Growth Portfolio:

                                      VP LARGECAP GROWTH PORTFOLIO                         MERCURY LARGE CAP GROWTH PORTFOLIO
                       ---------------------------------------------------------   -------------------------------------------------
INVESTMENT OBJECTIVE   The Portfolio seeks long-term capital appreciation.         The Portfolio seeks long-term growth of capital.

PRINCIPAL INVESTMENT   -    The Portfolio normally invests at least 80% of its     -    The Portfolio invests at least 80% of its
STRATEGIES                  assets in equity securities of large U.S. companies.        assets in equity securities of large
                                                                                        capitalization companies. The Portfolio will
                       -    The Portfolio invests in the stocks of successful,          invest primarily in equity securities of
                            large, growing companies. For this Portfolio, large         companies located in the United States that
                            companies are those with market capitalizations that        the Sub-Adviser believes have good prospects
                            fall within the range of companies in the Standard &        for earnings growth.
                            Poor's 500(R) Composite Stock Price Index (the "S&P
                            500(R) Index"). Capitalization of companies in the     -    The Portfolio seeks to achieve its objective
                            S&P 500(R) Index will change with market conditions.        by investing at least 80% of its assets in
                            The market capitalization of companies in the S&P           common stock of companies the Sub-Adviser
                            500(R) Index as of June 30, 2006 ranged from $502.0         selects from among those which, at the time
                            million to $371.2 billion.                                  of purchase, are included in the Russell
                                                                                        1000(R) Growth Index. Using quantitative
                       -    The Portfolio's investment strategy is based on the         models that employ various factors, the
                            assumption that stock prices over time follow               Portfolio seeks to outperform the Russell
                            earnings and companies that can sustain above               1000(R) Growth Index by investing in equity
                            average growth in earnings will outperform the              securities that the Sub-Adviser believes
                            growth indices and in the long term, the market             have above average earnings prospects. The
                            overall. However, markets often overreact to near           Russell 1000(R) Growth Index (which consists
                            term events and extrapolate recent experience into          of those Russell 1000(R) securities with a
                            the current stock price. In this context, successful        greater than average growth orientation) is
                            growth investing requires in-depth fundamental              a subset of the Russell 1000(R) Index.
                            research in order to differentiate sustainable
                            growth from short-lived events.                        -    In selecting securities for the Portfolio
                                                                                        from its benchmark universe, the Sub-Adviser
                       -    The key characteristics of growth companies favored         uses a proprietary quantitative model that
                            by the Portfolio include substantial growth,                employs three filters in its initial screen:
                            superior business management, strong cash flow              earnings momentum, earnings surprise and
                            generation, high margins, high return on capital, a         valuation. The Sub-Adviser looks for strong
                            strong balance sheet and a leadership position              relative earnings growth, preferring
                            within the industry. This fundamental research is           internal growth and unit growth over growth
                            then combined with a rigorous price discipline that         resulting from a company's pricing
                            ranks securities by relative valuation.                     structure. A company's stock price relative
                                                                                        to its earnings and book value is also
                       -    The Sub-Adviser may sell securities for a variety of        examined - after the screening is done, the
                            reasons, such as limited upside potential left in           Sub-Adviser relies on fundamental analysis,
                            the stock, deteriorating fundamentals, or to                using both internal and external research,
                            redeploy assets into opportunities believed to be           to optimize its quantitative model to choose
                            more promising, among others.                               companies the Sub-Adviser believes have
                                                                                        strong, sustainable growth with current
                       -    The Portfolio may invest up to 20% of its                   momentum at attractive price valuations.

                                                                                   -    Because the Portfolio generally will not
                                                                                        hold all the stocks in the index, and
                                                                                        because the Portfolio's investments may be
                                                                                        allocated in amounts that vary from the
                                                                                        proportional weightings of the various

                                      VP LARGECAP GROWTH PORTFOLIO                         MERCURY LARGE CAP GROWTH PORTFOLIO
                       ---------------------------------------------------------   -------------------------------------------------
                            assets, in securities of foreign issuers, non-U.S.          stocks in the index, the Portfolio is not an
                            dollar denominated securities, initial public               "index" fund. In seeking to outperform the
                            offerings and, to the extent permitted by the 1940          relevant benchmark, however, the Sub-Adviser
                            Act in other investment companies, including                reviews potential investments using certain
                            exchange-traded funds.                                      criteria based on the securities in the
                                                                                        index. These criteria currently include the
                       -    The Portfolio may also lend portfolio securities on         following:
                            a short-term or long-term basis, up to 33 1/3% of
                            its total assets.                                           -    Relative prices to earnings and price
                                                                                             to book ratios;

                                                                                        -    Stability and quality of earnings
                                                                                             momentum and growth;

                                                                                        -    Weighted median market capitalization
                                                                                             of the Portfolio; and

                                                                                        -    Allocation among the economic sectors
                                                                                             of the Portfolio, as compared to the
                                                                                             Russell 1000(R) Growth Index.

                                                                                   -    The Portfolio may invest up to 10% of its
                                                                                        total assets in securities issued by foreign
                                                                                        companies. Securities of foreign companies
                                                                                        may be in the form of American Depositary
                                                                                        Receipts ("ADRs"), European Depositary
                                                                                        Receipts ("EDRs") or other securities
                                                                                        representing interests in securities of
                                                                                        foreign companies. The Portfolio may also
                                                                                        invest in derivatives for hedging purposes
                                                                                        and lend portfolio securities.

                                                                                   -    The Portfolio will normally invest a portion
                                                                                        of its assets in short-term debt securities,
                                                                                        such as commercial paper. The Portfolio may
                                                                                        also invest without limitation in short-term
                                                                                        debt securities (including repurchase
                                                                                        agreements), non-convertible preferred
                                                                                        stocks and bonds, or U.S. government and
                                                                                        money market securities when the Sub-Adviser
                                                                                        is unable to find enough attractive equity
                                                                                        investments and to reduce exposure to
                                                                                        equities when the Sub-Adviser believes it is
                                                                                        advisable to do so on a temporary basis.
                                                                                        Investment in these securities may also be
                                                                                        used to meet redemptions.

                                                                                   -    The Portfolio may engage in frequent and
                                                                                        active trading of portfolio securities to
                                                                                        achieve its investment objective.

INVESTMENT ADVISER                        ING Investments, LLC                                  Directed Services, Inc.

SUB-ADVISER                        Wellington Management Company, LLP                               Mercury Advisors

PORTFOLIO MANAGER                   John Boselli and Andrew Shilling                                  Robert Doll

          As you can see from the chart, the investment objectives of the Portfolios are similar. Mercury Large Cap Growth Portfolio's investment strategies, however, are slightly different than those of VP LargeCap Growth Portfolio; while both Portfolios principally invest in equity securities of large capitalization companies, Mercury Large Cap Growth Portfolio employs both quantitative models and a fundamental research approach to investing while VP LargeCap Growth Portfolio uses only a fundamental research approach to investing. Please refer to the "Comparison of Portfolio Characteristics" table on the next page for more specific information regarding the portfolio characteristics of the Portfolios.

COMPARISON OF PORTFOLIO CHARACTERISTICS

          The following table compares certain characteristics of the Portfolios as of June 30, 2006:

                                                                               MERCURY LARGE CAP GROWTH
                                                VP LARGECAP GROWTH PORTFOLIO           PORTFOLIO
                                                ----------------------------   ------------------------
Net Assets                                             $2,092,091                    $149,707,579

Number of Holdings                                         55                             100

Portfolio Turnover Rate(1)                                 51                             46

Average market capitalization of companies in
the Portfolio                                        43,143,372,584                 37,703,453,526

Market capitalization range of companies in
Portfolio:

     Holdings in companies with market
     capitalizations over $10 billion (as a %
     of net assets)                                       80.8%                          60.6%

     Holdings in companies with market
     capitalizations between $10 billion and
     $5 billion (as a % of net assets)                    10.5%                          20.4%

     Holdings in companies with market
     capitalizations under $5 billion (as a %
     of net assets)                                       7.7%                           18.8%

Top 5 Industries (as % of net assets)           Pharmaceuticals         11.4%  Retail              10.1%
                                                Div Fincl Svcs          10.9%  Semiconductors       9.0%
                                                Computers                7.8%  Software             8.1%
                                                Aerospace/
                                                Defense                  6.8%  Computers            7.4%
                                                Telecomm                 6.3%  Pharmaceuticals      5.3%

U.S. Equity Securities (as a % of net assets)   $1,628,410              77.9%  $149,392,310        99.8%

Foreign Securities (as a % of net assets)       $442,073                21.1%  $--                  0.0%

Securities Lending Collateral (as a % of net
assets)                                         $--                      0.0%  $7,241,199           4.8%

Top 10 Holdings (as a % of net assets)          AstraZeneca              4.4%  Cisco Systems        2.9%
                                                Network                  4.2%  General Electric     2.4%
                                                Appliance, Inc
                                                Medtronic, Inc           4.2%  Boeing Company       2.1%
                                                Chicago
                                                Mercantile Ex            4.0%  Caterpillar, Inc.    1.9%
                                                Boeing Co.               4.0%  Texas Instruments    1.8%
                                                UnitedHealth
                                                Group, Inc.              3.8%  Dell, Inc.           1.8%
                                                UBS AG                   3.2%  Motorola, Inc.       1.7%
                                                Google, Inc.             3.0%  Microsoft Corp.      1.6%

                                                General Dynamics         2.8%  Starbucks Corp.      1.5%
                                                Franklin                       Best Buy Co, Inc.    1.4%
                                                Resources, Inc           2.8%

(1)  For the one-year period ended June 30, 2006.

COMPARISON OF PORTFOLIO PERFORMANCE

          Set forth below is the performance information for each Portfolio. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio's performance to that of a broad measure of market performance for the same period. The bar charts show the performance of Class S shares of the Portfolios for each of the past 10 calendar years. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan. Any charges will reduce your return. Thus, you should not compare the Portfolios' performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan. PAST PERFORMANCE
IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIOS WILL PERFORM IN THE
FUTURE.

                          VP LARGECAP GROWTH PORTFOLIO
                    CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)(4)

                                     [CHART]

1996
1997
1998
1999
2000
2001
2002   (34.80)
2003    33.01
2004    12.73
2005     3.19

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or changes which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)  Class S shares commenced operations on August 2, 2001.

(3) ING Investments, LLC has been the Portfolio's investment adviser since April 30, 2001. The Portfolio was directly managed by ING Investments, LLC from April 30, 2001 to June 2, 2003. Wellington Management Company, LLP began serving as sub-adviser to the Portfolio on June 2, 2003.

(4) During the period shown in the chart, the Portfolio's best quarterly performance was 16.54 for the 2nd quarter of 2003, and the Portfolio's worst quarterly performance was (17.31)% for the 3rd quarter of 2002.

COMPARISON OF PORTFOLIO PERFORMANCE

                       MERCURY LARGE CAP GROWTH PORTFOLIO
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

                                     [CHART]

1996
1997
1998
1999
2001
2002
2003   26.96
2004   11.10
2005   10.31

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or changes which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's best quarterly performance was 11.65% for the 4th quarter of 2004, and the Portfolio's worst quarterly performance was (2.68)% for the 3rd quarter of 2004.

(3)  Class S shares commenced operations on May 1, 2002.

                           AVERAGE ANNUAL TOTAL RETURN
                      (FOR THE PERIODS ENDED JUNE 30, 2006)

                                                                     5 YEARS (OR
                                                          1 YEAR   LIFE OF CLASS)   10 YEARS
                                                          ------   --------------   ---------
VP LARGECAP GROWTH PORTFOLIO(1) (2)
   Class S Average Annual Total Return                     2.60%       (1.18)%(1)      N/A
   Russell 1000(R) Growth Index (reflects no deductions
      for fees and expenses)(3)                            6.12%       (0.26)%(4)      N/A
   Russell 1000(R) Index (reflects no deductions for
      fees and expenses)(5)                                9.08%        3.46%(4)       N/A
MERCURY LARGE CAP GROWTH PORTFOLIO
   Class S Average Annual Total Return                     6.58%        5.07%(6)       N/A
   Russell 1000(R) Growth Index (reflects no deduction
      for fees and expenses)(3)                            6.12%        3.61%(7)       N/A

----------
(1)  Class S shares commenced operations on August 2, 2001.

(2) ING Investments, LLC has been the Portfolio's investment adviser since April 30, 2001. The Portfolio was directly managed by ING Investments, LLC from April 30, 2001 to June 2, 2003. Wellington Management Company, LLP began serving as sub-adviser to the Portfolio on June 2, 2003.

(3) The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000(R) Index with higher than average price-to-book ratios and forecasted growth.

(4) The index returns for Class S shares are for the period beginning August 1, 2001.

(5) The Russell 1000(R) Index is an unmanaged, comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

(6)  Class S shares commenced operations on May 1, 2002.

(7)  The Index return is for the period beginning May 1, 2002.

          For a discussion by the sub-adviser regarding the performance of Mercury Large Cap Growth Portfolio for the fiscal year ended December 31, 2005, see APPENDIX A to this Proxy Statement/Prospectus. Additional information regarding Mercury Large Cap Growth Portfolio is included in APPENDIX C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

          Because the Portfolios have investment objectives that are similar, many of the risks of investing in Mercury Large Cap Growth Portfolio are the same as the risks of investing in VP LargeCap Growth Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.

EQUITY SECURITIES RISK. Both Portfolios are subject to the risk of investing in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

GROWTH INVESTING RISK. Both Portfolios are subject to growth investing risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

FOREIGN INVESTMENT RISK. Both Portfolios are subject to the risk of foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

MARKET CAPITALIZATION RISK. Both Portfolios are subject to market capitalization risk. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small-and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies.

MANAGER RISK. Both Portfolios are subject to manager risk. A sub-adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A sub-adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, the Portfolios, which invest principally in equity securities, may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. Both Portfolios are subject to market and company risk. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. Both Portfolios are subject to market trends risk. From time to time, the stock market may not favor the large company, growth-oriented securities in which the Portfolios invest. Rather, the market could favor value-oriented securities or small company securities, or may not favor equities at all.

SECURITIES LENDING RISK. Both Portfolios are subject to securities lending risk. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

CALL RISK. Mercury Large Cap Growth Portfolio is subject to call risk. During periods of tailing interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Mercury Large Cap Growth Portfolio is subject to convertible securities risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DEBT SECURITIES RISK. Mercury Large Cap Growth Portfolio is subject to debt securities risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Mercury Large Cap Growth Portfolio is subject to the risk of investing in depositary receipts. Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Mercury Large Cap Growth Portfolio is subject to the risk of investing in derivatives. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

INTEREST RATE RISK. Mercury Large Cap Growth Portfolio is subject to interest rate risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT MODELS RISK. Mercury Large Cap Growth Portfolio is subject to investment models risk. The proprietary models used by its sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

MATURITY RISK. Mercury Large Cap Growth Portfolio is subject to maturity risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

PORTFOLIO TURNOVER RISK. Both Portfolios are subject to the risk of portfolio turnover. Changes to the investments of the Portfolios may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rates of the Portfolios will vary from year to year, as well as within a year.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Mercury Large Cap Growth Portfolio is subject to the risk of investing in U.S. government securities and obligations. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

OTHER INVESTMENT COMPANIES RISK. VP LargeCap Growth Portfolio is subject to the risk of investing in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

INITIAL PUBLIC OFFERINGS ("IPOs") RISK. VP LargeCap Growth Portfolio is subject to the risk of investing in IPOs. IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline.

COMPARISON OF FEES AND EXPENSES

          The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of Mercury Large Cap Growth Portfolio, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING ING MERCURY LARGE CAP GROWTH PORTFOLIO."

MANAGEMENT FEES

          Each Portfolio pays its respective investment adviser ("Adviser"), a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                              MANAGEMENT FEES
PORTFOLIO                                  (AS A % OF NET ASSETS)
---------                                  ----------------------
VP LargeCap Growth Portfolio                       0.75%

Mercury Large Cap Growth Portfolio(1)   0.80% on first $500 million
                                         0.75% on next $250 million
                                         0.70% on next $500 million
                                         0.65% on next $750 million
                                              0.60% thereafter

          If the Reorganization is approved by shareholders, Mercury Large Cap Growth Portfolio will pay the same management fee currently in place. For more information regarding the management fees for each Portfolio, please see the SAI of each Portfolio, dated April 28, 2006.

----------
(1) DSI has contractually agreed to waive a portion of the advisory fees for Mercury Large Cap Growth Portfolio. Based on net assets as of December 31, 2005, the advisory fee waiver would be 0.05%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This waiver will only renew if DSI chooses to renew it.

SUB-ADVISER FEES

          ING Investments LLC ("ING Investments"), the Adviser to VP LargeCap Growth Portfolio, and Directed Services, Inc. ("DSI"), the Adviser to Mercury Large Cap Growth Portfolio, pay Wellington Management Company, LLP ("Wellington Management Company") and Mercury Advisors, respectively, the sub-adviser to the respective Portfolios, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual sub-advisory fee paid by the investment adviser of each Portfolio to the sub-adviser for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                              SUB-ADVISER FEES
PORTFOLIO                                  (AS A % OF NET ASSETS)
---------                                  ----------------------
VP LargeCap Growth Portfolio            0.45% on first $100 million
                                         0.30% on next $1.4 billion
                                         0.25% over $1.5 billion(1)

Mercury Large Cap Growth Portfolio      0.400% on first $250 million
                                        0.350% on next $250 million
                                             0.325% thereafter

----------
(1) For the purpose of calculating the Sub-Adviser Fee, the assets of VP LargeCap Growth Portfolio are aggregated with the assets of ING LargeCap Growth Fund.

          If the Reorganization is approved by shareholders, the Adviser will pay a sub-advisory fee of 0.40% of the Portfolio's average daily net assets. As a result of the slightly lower sub-advisory fee after the Reorganization, DSI, the Adviser to Mercury Large Cap Growth Portfolio, will be able to retain more of the advisory fee. Based on the net assets in the Portfolio as of June 30, 2006, the additional retained amount is estimated to be approximately $1,800 per year. If net assets in the Portfolio increase, so does the benefit to the Adviser. Generally, the lower sub-advisory fee has the effect of enhancing the Adviser's profitability.

ADMINISTRATION FEES

          VP LargeCap Growth Portfolio pays an annual administration fee of 0.10% of the Portfolio's average daily net assets.

          The Management Agreement between ING Investors Trust, on behalf of Mercury Large Cap Growth Portfolio, and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees for the Portfolio.

DISTRIBUTION AND SERVICE FEES

          The Management Agreement between ING Investors Trust, on behalf of Mercury Large Cap Growth Portfolio, and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides advisory services. As such, there are no separate distribution fees for the Portfolio. Mercury Large Cap Growth Portfolio pays a shareholder services fee for Class S shares as described in the table entitled "Annual Portfolio Operating Expenses." DSI, the Distributor, has entered into a written expense limitation agreement with ING Investors Trust, on behalf of Mercury Large Cap Growth Portfolio, under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

          VP LargeCap Growth Portfolio pays an annual service fee of 0.25% of the Portfolio's average daily net assets.

EXPENSE LIMITATION ARRANGEMENTS

          An expense limitation agreement is in place for VP LargeCap Growth Portfolio. ING Investments has entered into a written expense limitation agreement with ING Variable Products Trust, on behalf of VP LargeCap Growth Portfolio, under which ING Investments will limit expenses of VP LargeCap Growth Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for Class S shares is 1.10% of VP Large Cap Growth Portfolio's average daily net assets.

        As noted above, DSI has entered into a written expense limitation agreement with ING Investors Trust, on behalf of Mercury Large Cap Growth Portfolio, under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. Pursuant to this expense limitation agreement, the expense limit for Class S shares is 1.00% of Mercury Large Cap Growth Portfolio's average daily net assets. Based on this expense limitation agreement, DSI will waive a portion of the advisory fees for Mercury Large Cap Growth Portfolio. Based on net assets as of December 31, 2005, the advisory fee waiver would be 0.05%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This waiver will only renew if DSI chooses to renew it.

EXPENSE TABLES

          As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact or under your Qualified Plan.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                                               MERCURY LARGE CAP
                                                          VP LARGECAP GROWTH    GROWTH PORTFOLIO
                                                               PORTFOLIO           (CLASS S)
                                                          ------------------   -----------------
          Maximum sales charge (load) imposed on
          purchases (as a percentage of offering price)          None                 None
          Maximum deferred sales charge (load)(as a
          percentage of the lower of original purchase
          price or redemption proceeds)                          None                 None

          Neither VP LargeCap Growth Portfolio nor Mercury Large Cap Growth Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

PORTFOLIO EXPENSES

          The current expenses of each of the Portfolios and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by the Portfolios for the period ended June 30, 2006. PRO FORMA fees show estimated fees of Mercury Large Cap Growth Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. PRO FORMA numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                         AS OF JUNE 30, 2006 (UNAUDITED)
 (expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets) (1)

                                                                                        TOTAL
                                                                                      PORTFOLIO        WAIVERS,
                                MANAGEMENT   DISTRIBUTION    SHAREHOLDER     OTHER    OPERATING   REIMBURSEMENT, AND      NET
                                   FEES      (12b-1) FEES   SERVICES FEE   EXPENSES    EXPENSES       RECOUPMENT       EXPENSES
                                ----------   ------------   ------------   --------   ---------   ------------------   --------
Class S of VP LargeCap
   Growth Portfolio                0.75%         0.00%          0.25%        0.50%      1.50%         0.40%(2)           1.10%
 Class S of Mercury Large Cap
   Growth Portfolio                0.80%         0.00%          0.25%        0.00%      1.05%         0.05%(3)(4)        1.00%
 Class S of Mercury Large Cap
   Growth Portfolio
   (Surviving Portfolio After
   the Reorganization)
   (Estimated PRO FORMA)
   (Unaudited)                     0.80%         0.00%          0.25%        0.00%      1.05%         0.05%              1.00%

----------
(1) The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of VP LargeCap Growth Portfolio and Mercury Large Cap Growth Portfolio, respectively, as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes and waivers, if any.

(2) ING Investments has entered into a written expense limitation agreement with ING Variable Products Trust, on behalf of VP LargeCap Growth Portfolio, under which ING Investments will limit expenses of VP LargeCap Growth Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for Class S shares is 1.10%


(3) The "Total Portfolio Operating Expenses" for Mercury Large Cap Growth Portfolio is 1.05% of the Portfolio's average daily net assets. DSI has contractually agreed to waive a portion of the advisory fees for Mercury Large Cap Growth Portfolio, as part of a written expense limitation agreement with ING Investors Trust, on behalf of Mercury Large Cap Growth Portfolio. Pursuant to this expense limitation agreement, the expense limit for Class S shares is 1.00% of Mercury Large Cap Growth Portfolio's average daily net assets. Based on net assets as of December 31, 2005, the advisory fee waiver would be 0.05%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI chooses to renew it.

(4) DSI, the Distributor, has entered into a written expense limitation agreement with respect to Mercury Large Cap Growth Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

          EXAMPLES. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                                                         MERCURY LARGE CAP GROWTH PORTFOLIO
                   VP LARGECAP GROWTH PORTFOLIO*                     (CLASS S)
               -------------------------------------   -------------------------------------
               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
               ------   -------   -------   --------   ------   -------   -------   --------
                $112      $435      $781     $1,756     $102      $329      $575     $1,278


                                       ESTIMATED PRO FORMA:
                                MERCURY LARGE CAP GROWTH PORTFOLIO
                              -------------------------------------
                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
                    CLASS S    $102      $329      $575     $1,278


----------
* The example reflects the contractual expense limits for VP LargeCap Growth Portfolio and Mercury Large Cap Growth Portfolio for the one-year period and the first year of the three-, five-, and ten-year periods.

GENERAL INFORMATION

          Following the Reorganization, certain holdings of VP LargeCap Growth Portfolio that are transferred to Mercury Large Cap Growth Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Mercury Large Cap Growth Portfolio, and the realization of taxable gains or losses for Mercury Large Cap Growth Portfolio.

KEY DIFFERENCES IN RIGHTS OF ING VP LARGECAP GROWTH PORTFOLIO'S SHAREHOLDERS AND ING MERCURY LARGE CAP GROWTH PORTFOLIO'S SHAREHOLDERS

          VP LargeCap Growth Portfolio is organized as a separate series of ING Variable Products Trust, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Mercury Large Cap Growth Portfolio is organized as a separate series of ING Investors Trust, which is also a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. As such, both are governed by the laws of the commonwealth of Massachusetts. Key differences under the VP LargeCap Growth Portfolio's Declaration of Trust/Bylaws and Mercury Large Cap Growth Portfolio's Declaration of Trust/Bylaws are presented below.

     VP LARGECAP GROWTH PORTFOLIO          MERCURY LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Shareholders have the power to amend    Trustees have the power to amend the
the Declaration of Trust, but the       Declaration of Trust, subject to
Trustees are also permitted to do so    certain conditions, so long as such
without a shareholder vote, if they     amendment does not materially
deem it necessary to conform the        adversely affect the rights of any
Declaration of Trust to applicable      shareholders and is not in
federal and state laws or               contravention of applicable law.
regulations, requirements of the        Trustees may also amend the
regulated investment company            Declaration of Trust if they deem it
provisions of the Internal Revenue      necessary to conform the Declaration
Code, to change the name of the         of Trust to applicable federal and
Trust, or to make any other changes     state laws, to change the name of the
that do not materially adversely        Trust, or to supply any omission or
affect the rights of the                to cure any ambiguous, defective or
shareholders. No amendment to the       inconsistent provisions. No amendment
Declaration of Trust shall reduce the   to the Declaration of Trust shall
amount payable upon liquidation or      repeal the prohibition of assessment
diminish or eliminate any voting        upon the shareholders without the
rights, without the consent of          express consent of each shareholder
two-thirds of the shareholders          involved.
entitled to vote.
                                        The shareholders shall have the power to vote with respect to the election and removal of Trustees, investment advisory contract, merger, consolidation or sale of assets.

     VP LARGECAP GROWTH PORTFOLIO          MERCURY LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Shareholders also have the power to     The Trustees have the power to amend
vote with respect to the election and   Bylaws.
removal of Trustees, investment
advisory contract, termination of the
Trust, merger, consolidation, sale of
assets, incorporation of the Trust or
any Series, and 12b-1 plans.

Both the Trustees (unless a
shareholder vote is required pursuant
to the law, Declaration of Trust, or
the Bylaws) and the shareholders have
the right to alter or repeal any of
the Bylaws of the Trust and to make
new Bylaws.

          Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, each Portfolio's Declaration of Trust disclaims shareholder liability for acts or obligations of each Portfolio. As such, shareholders have no personal liability for each Portfolio's acts or obligations.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

          The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as APPENDIX B.

          The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of VP LargeCap Growth Portfolio in exchange for shares of beneficial interest of Mercury Large Cap Growth Portfolio and the assumption by Mercury Large Cap Growth Portfolio of VP LargeCap Growth Portfolio's known liabilities, as set forth in that Portfolio's Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of Class S shares of Mercury Large Cap Growth Portfolio to shareholders of VP LargeCap Growth Portfolio, as provided for in the Reorganization Agreement. VP LargeCap Growth Portfolio will then be liquidated.

          Each shareholder of VP LargeCap Growth Portfolio will hold, immediately after the Closing Date, Class S shares of Mercury Large Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of VP LargeCap Growth Portfolio held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of Mercury Large Cap Growth Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

          The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of VP LargeCap Growth Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

          The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolio and the potential to take larger portfolio positions.

          The proposed Reorganization was presented for consideration to the Board of Trustees of the Portfolios at a meeting held on July 13, 2006. The Trustees of the Portfolios, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Portfolios and their shareholders.

          The Reorganization will allow VP LargeCap Growth Portfolio's shareholders to continue to participate in a professionally-managed portfolio that seeks long term growth of capital. Additionally, the proposed Reorganization is expected to result in lower gross and net expenses for shareholders of VP LargeCap Growth Portfolio.

BOARD CONSIDERATIONS

          The Board of Trustees of VP LargeCap Growth Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

     - the plans of management to reduce overlap in funds in the ING Fund complex;

     - the potential benefits of the transaction to shareholders, including that the surviving Portfolio would have a larger asset base and should be better positioned to achieve economies of scale;

     - the relative investment performance of VP LargeCap Growth Portfolio as compared to Mercury Large Cap Growth Portfolio, including that the year-to-date, 1-year, and 3-year performance of Mercury Large Cap Growth Portfolio is superior to that of VP LargeCap Growth;

     - expense ratios and information regarding fees and expenses of VP LargeCap Growth Portfolio and Mercury Large Cap Growth Portfolio, including that the proposed Reorganization is expected to result in lower gross and net operating expense ratios for shareholders of the disappearing VP LargeCap Growth Portfolio;

     - the relative size of the Portfolios, and the fact that the disappearing Portfolio, which is VP LargeCap Growth Portfolio, has lower asset levels;

     - that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the separate accounts) or the interests of Variable Contract Owners or Plan Participants;

     - the similarities and differences between investment objectives and strategies of Mercury Large Cap Growth Portfolio and those of VP LargeCap Growth Portfolio;

     - all fees and expenses in connection with the Reorganization will be borne by ING Investments, LLC;

     - the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

     - any benefits that may be realized by the Adviser, including that after the Reorganization, DSI, the Adviser to Mercury Large Cap Growth Portfolio, will be able to retain more of the advisory fee (based on the net assets in the Portfolio as of June 30, 2006, the additional retained amount is estimated to be about $1,800 per year; and

     - the tax consequences of the Reorganization to VP LargeCap Growth Portfolio and its shareholders, including the tax-free nature of the transaction.

          The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

          THE TRUSTEES OF VP LARGECAP GROWTH PORTFOLIO RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH MERCURY LARGE CAP GROWTH PORTFOLIO.

TAX CONSIDERATIONS

          The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither VP LargeCap Growth Portfolio nor its shareholders, nor Mercury Large Cap Growth Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

EXPENSES OF THE REORGANIZATION

          The expenses relating to the proposed Reorganization will be borne by ING Investments, LLC (or an affiliate). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy

Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

FUTURE ALLOCATION OF PREMIUMS

          Shares of VP LargeCap Growth Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through separate accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the VP LargeCap Growth Portfolio will be allocated to the Mercury Large Cap Growth Portfolio.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

          VP LargeCap Growth Portfolio is a series of ING Variable Products Trust, an open-end management investment company organized as a Massachusetts business trust. It is governed by a Board of Trustees consisting of thirteen members. For more information on the history of ING Variable Products Trust, see its SAI.

          Mercury Large Cap Growth Portfolio is a series of ING Investors Trust, an open-end management investment company organized as a Massachusetts business trust. It is governed by a Board of Trustees consisting of eleven members. For more information on the history of ING Investors Trust, see its SAI.

ADVISERS

          ING Investments, an Arizona limited liability company, serves as the investment adviser to VP LargeCap Growth Portfolio. ING Investments has overall responsibility for the management of VP LargeCap Growth Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2006, ING Investments managed approximately $44.9 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

          DSI, a New York corporation, serves as the adviser to Mercury Large Cap Growth Portfolio. DSI has overall responsibility for the management of Mercury Large Cap Growth Portfolio. DSI provides or oversees all investment advisory and portfolio management services for, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of Mercury Large Cap Growth Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI is registered with the SEC as investment advisers and DSI is registered with the NASD as a broker-dealer. As of June 30, 2006, DSI managed over $24.5 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

          ING Investments is a wholly-owned subsidiary of ING Capital Corporation, LLC and DSI is a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. each of which is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2005, ING Groep managed over $645 billion in assets.

          ING Investments and DSI has each engaged a sub-adviser to provide the day-to-day management of each Portfolio. ING Investments and DSI are each responsible for monitoring the investment programs and performance of any sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either a Portfolio's Board or its Adviser. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or the investment adviser may assume day-to-day investment management of the Portfolio.

          For information regarding the basis for the Boards' approval of portfolio management relationships, please refer to each VP LargeCap Growth Portfolio's semi-annual report dated June 30, 2006, and Mercury Large Cap Growth Portfolio's semi-annual report, dated June 30, 2006. ING Investments and DSI each has full investment discretion and ultimate authority to make all determinations with respect to the investment of its respective Portfolio's assets and the purchase and sale of portfolio securities.

DISTRIBUTOR

          ING Funds Distributor, LLC is the principal underwriter and distributor of VP LargeCap Growth Portfolio. It is located at 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD. DSI is the principal underwriter and distributor of Mercury Large Cap Growth Portfolio. It is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 and is a member of the NASD.

          To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

DIVIDENDS, DISTRIBUTIONS AND TAXES

          Each Portfolio distributes to its insurance company separate accounts substantially all its net investment income and net capital gains, if any, each year. Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-chapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

          Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contacts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

          The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

          If the Reorganization Agreement is approved by VP LargeCap Growth Portfolio's shareholders, then as soon as practicable before the Closing Date, VP LargeCap Growth Portfolio will pay insurance company separate accounts that own its shares a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

          The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2006, and on a PRO FORMA basis as of June 30, 2006 giving effect to the Reorganization:

                                                              NET ASSET VALUE      SHARES
                                                NET ASSETS       PER SHARE      OUTSTANDING
                                               ------------   ---------------   -----------
VP LARGECAP GROWTH PORTFOLIO                   $  2,092,091        $ 9.09          230,041
MERCURY LARGE CAP GROWTH PORTFOLIO (CLASS S)   $145,710,400        $11.34       12,847,978
PRO FORMA - MERCURY LARGE CAP GROWTH
PORTFOLIO (CLASS S) INCLUDING VP LARGECAP
GROWTH PORTFOLIO                               $147,802,491        $11.34       13,032,466*

----------
* Pro Forma numbers reflect new shares issued, net of 45,553 retired shares of VP LargeCap Growth Portfolio.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

          Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about November 10, 2006. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

          If a shareholder wishes to participate in the Special Meeting, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-922-0180.

          A shareholder may revoke the accompanying proxy at any time prior to its use by filing with VP LargeCap Growth Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of VP LargeCap Growth Portfolio that may be presented at the Special Meeting.

VOTING RIGHTS

          The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Participating Insurance Companies will vote each Portfolio's shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

          Each shareholder of VP LargeCap Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

          Only shareholders of VP LargeCap Growth Portfolio at the close of business on October 12, 2006 (the "Record Date") will be entitled to be present and give voting instructions for VP LargeCap Growth Portfolio at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 226,088.340 shares of VP LargeCap Growth Portfolio were outstanding and entitled to vote. To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on December 13, 2006.

          Approval of the Reorganization Agreement requires the vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or
(ii) a
majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

          To the knowledge of ING Investments and DSI, as of October 12, 2006, no current Trustees owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

          APPENDIX D hereto lists the persons that, as of October 12, 2006, owned beneficially or of record 5% or more of the outstanding shares of any Class of VP LargeCap Growth Portfolio or Mercury Large Cap Growth Portfolio.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

          VP LargeCap Growth Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

          VP LargeCap Growth Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by VP LargeCap Growth Portfolio's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

          IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                        /s/ Huey P. Falgout, Jr.
                                        ----------------------------------------
                                        Huey P. Falgout, Jr.,
                                        SECRETARY

November 10, 2006
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

      PORTFOLIO MANAGER'S REPORT FOR ING MERCURY LARGE CAP GROWTH PORTFOLIO

          Set forth below is an excerpt from ING Mercury Large Cap Growth Portfolio's annual report dated December 31, 2005.

                                     * * * *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2005

In our semi-annual report, we referred to mixed markets in which the U.S. investor lost on both domestic and international stocks, with gains in the latter trumped by the rebounding U.S. dollar. In the second half, GLOBAL EQUITIES registered solid gains, although foreign markets ended the 2005 year more convincingly. The Morgan Stanley Capital International ("MSCI") World(R) Index(1) calculated in dollars, including net reinvested dividends rose 10.3% for the six months ended December 31, 2005, and 9.5% for the full year. As for CURRENCIES, the dollar extended its first half run for the six months ended December 31, 2005, rising 2.1% against the euro (12.6% for the full year), 6.2% against the yen (14.7% for the full year), and 3.8% against the pound (10.2% for the full year). Commentators explained the U.S. dollar's unexpected strength by pointing to relatively high U.S. interest rates, the re-cycling of oil exporters' burgeoning wealth into dollar securities, the tax-related "repatriation" into dollars of U.S. corporations' foreign currency balances, and, regarding the yen's particular weakness, non-Japanese investors pouring money into the stock market but hedging their currency risk. Each dynamic was losing steam by 2005 year-end.

For more than a year, the main issue for US FIXED INCOME investors had been the unexpected flattening of the yield curve, i.e. the shrinking difference between short-term and long-term interest rates. From June 2004 through June 2005 the Federal Open Market Committee ("FOMC") had raised the Federal Funds Rate by 25 basis points nine times, pulling other short-term rates up. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 0.71% over the thirteen months. This was put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad, consistent productivity growth at home and foreign investors' hunger for U.S. investments. Occasionally in the second half, for example when Hurricane Katrina and Rita affected oil prices, having peaked near $70 per barrel at the end of August 2005, looked to be filtering through to general prices, the trend seemed about to break. Nevertheless, in the end the forces of curve flattening prevailed. By December 31, 2005, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. For the six months ended December 31, 2005, the yield on the ten-year Treasury rose by 45 basis points to 4.39% (17 basis points for the full year), and on 13-week U.S. Treasury Bills by 93 basis points (180 basis points for the full year) to 3.98%. The returns on the broad Lehman Brothers Aggregate Bond Index(2) and the Lehman Brothers High Yield Bond Index(3) was -0.1% and 1.6% for the six months ended December 31, 2005, and 2.4% and 2.7% for the full year, respectively.

The U.S. EQUITIES market in the form of the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index(4), added 5.8% including dividends in the latter half of 2005 and 4.9% for the full year, thanks to gains of 3.5% in July and November of 2005. Other months were flat to down and by 2005 year-end, the market, trading at a fairly undemanding price-to-earnings level of about 16 times earnings for the current fiscal year, was definitely struggling. Stock investors were initially encouraged by bullish economic reports and even more by second quarter company earnings figures, on average up more than 10% year over year. The optimistic mood lasted into early August of 2005, when the S&P 500 reached a four-year high, before drifting back as resurgent oil prices made records almost daily. In September and October of 2005 with Hurricanes Katrina and Rita seldom out of the news, two attempted rallies fizzled. High prices at the pump were already here. An expensive winter for heating fuel was certain. Sharply rising factory prices started to be found in local Federal Reserve and purchasing managers' reports and, with consumer confidence slumping, the word "stagflation" was heard more than once. In spite of this, as November approached, an evidently swift recovery from the Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through mid-December 2005, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product ("GDP") growth, at 4.1% per annum, was the envy of the developed world. Yet the market gave back nearly 1.6% between Christmas and New Year, when new reports suggested that the end of the bubbling housing market might be at hand. Rising house prices had encouraged the consumer spending that was largely behind robust GDP growth; spending that is, by people who on average were saving little, if anything.

In international markets JAPAN was the shining star of the second half, soaring 33.3%, based on the MSCI Japan(R) Index(5) in dollars plus net dividends for the six months ended December 31, 2005, and 25.5% for the full year, as the market repeatedly broke five-year records amid new optimism. Investors, albeit mainly foreign ones, came to the belief that Japan is re-emerging as a balanced economy and less dependent on exports. Corporations and the banks have repaired their balance sheets at last. Rising wages are supporting domestic demand, in addition to an expected end to deflation, seems at hand. EUROPEAN EX UK markets leaped 11.8%, according to the MSCI Europe ex UK(R) Index(6) in dollars including net dividends for the six months ended December 31, 2005 (10.5% for the full year) and 14.7% in local currencies (27.7% for the full year) to the best levels in over four years, despite the first interest rate increase, to 2.5%, in over five years. Mounting evidence of a recovery in local demand, resilient profits and an upsurge of merger and acquisition activity boosted markets that are not particularly expensive. UK EQUITIES advanced 6.4% in the six months ended December 31, 2005 (7.4% for the full year) based on the MSCI UK(R) Index(7) in dollars including net dividends, concealing a more impressive 11.1% increase in pounds (20.1% for the full year), to the highest in four years. The period was dominated by the effect of five interest rate increases to restrain over-stretched consumers and soaring real estate prices. Yet, in the face of mostly miserable economic reports, and despite terrorist attacks in London over two days in July of 2005, investors, encouraged by merger and acquisition activity, supported an inexpensive market yielding over 3%.

----------
(1) The MSCI WORLD(R) INDEX is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI JAPAN(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI EUROPE EX UK(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUNDS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE CALL (800) 992-0180 OR LOG ON TO www.ingfunds.com TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

       ING MERCURY LARGE CAP GROWTH PORTFOLIO - PORTFOLIO MANAGERS' REPORT

The ING Mercury Large Cap Growth Portfolio (the "Portfolio") seeks long-term growth of capital. The Portfolio is managed by a team of investment professionals led by Robert C. Doll, Jr., CFA, Mercury Advisors -- the Sub-Adviser.

PERFORMANCE: For the year ended December 31, 2005, the Portfolio's Class S shares provided a total return of 10.31%, compared to the Russell 1000 Growth Index and the Standard & Poor's Composite Stock Price(2) ("S&P 500") Index, which returned 5.26% and 4.91%, respectively, for the same period.

PORTFOLIO SPECIFICS: Several factors contributed to the Portfolio's outperformance versus the benchmark for the 12-month period. Stock selection in healthcare (most notably Express Scripts, Inc., Aetna, Inc., and McKesson Corp.), information technology (Apple Computer, Inc. and Red Hat, Inc.) and consumer discretionary (Nordstrom, Inc., Circuit City Stores, Inc. and Darden's Restaurants, Inc.) significantly enhanced the relative return. Other positive contributors included security selection in financials, industrials, energy and materials, a modest overweight in energy, and underweights in consumer staples, industrials and utilities. Conversely, overweights in consumer discretionary and information technology, as well as a small underweight in healthcare, somewhat hindered the comparative performance.

The recurring themes in the market environment in 2005 were rising short-term interest rates and higher energy prices. The Federal Reserve Board ("Fed") raised the target federal funds rate from 2.25% to 4.25% in eight increments of 25 basis points during the year. Nonetheless, we believe the continued favorable inflationary outlook and the emerging weakness in the housing sector should give the Fed sufficient reason to hold the fed funds rate at 4.5%, rather than risk choking off economic growth. The central bank removed the word "accommodative" from its description of monetary policy and suggested that future rate hikes will be data dependent.

While U.S. economic growth slowed from around 4.5% in 2004 to close to 3.5% in 2005, earnings growth remained strong with low double-digit percentage gains. The U.S. economy is beginning its fifth year of expansion (the average length of an economic expansion is 5.75 years), but real economic growth has been only about half of what it would be in a normal economic cycle, while corporate profit growth has been much stronger than normal. The length of the equity bull market has now matched the average of post-World War II bull markets (38 months), but is some distance short of the typical bull market gain.

CURRENT STRATEGY AND OUTLOOK: We currently maintain the Portfolio's overweights versus the benchmark in cyclical companies such as those in the information technology and energy sectors. The Portfolio remains underweight in financials and consumer staples. In recent months, we have brought our positions in several sectors more closely in line with their benchmark weights.

As 2006 begins, we believe there will be moderate deceleration in U.S. economic growth to an approximate annualized rate of 3% as the effect of a weakening consumer is partially offset by capital spending. While the slowing economy may lead to an increase in earnings disappointments, we believe that, overall, the risk of recession is slight but that an increase in market volatility is likely.

[CHART]
                             S&P 500     RUSSELL 1000 GROWTH
               CLASS S(A)    INDEX(B)         INDEX(C)
               ----------    --------    -------------------
  5/1/2002      $10,000      $10,000          $10,000
12/31/2002       $8,050       $8,270           $8,061
12/31/2003      $10,220      $10,642          $10,459
12/31/2004      $11,355      $11,800          $11,118
12/31/2005      $12,525      $12,380          $11,703

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2005

                                        SINCE INCEPTION   SINCE INCEPTION
                                         OF CLASS ADV        OF CLASS S
                               1 YEAR    MARCH 17, 2004     MAY 1, 2002
                               ------   ---------------   ---------------
Class ADV                        9.86%       11.05%               --
Class S                         10.31%          --              6.32%
Russell 1000 Growth Index(1)     5.26%        6.16%             4.38%
S&P 500 Index(2)                 4.91%        7.99%             6.00%

Based on a $10,000 Initial Investment, the graph and table above illustrate the total return of ING Mercury Large Cap Growth Portfolio against the Russell 1000 Growth Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an Index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were inducted.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 922-0180 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.

(2) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(3)  Since inception performance of the Index is shown from April 1, 2004.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 13th day of July, 2006, by and between ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 ("Investors Trust"), on behalf of its series, ING Mercury Large Cap Growth Portfolio (the "Acquiring Portfolio"), and ING Variable Products Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 ("Variable Products Trust"), on behalf of its series, ING VP LargeCap Growth Portfolio (the "Acquired Portfolio").

          This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class S voting shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of the known liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

          WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

          WHEREAS, the Board of Trustees of Investors Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

          WHEREAS, the Board of Trustees of Variable Products Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities, as described in paragraph 1.3 herein, of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ACQUIRED PORTFOLIO KNOWN LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

          1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

          1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

          1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio's Statement of Assets and Liabilities as of the Closing Date delivered by Variable Products Trust, on behalf of the Acquired Portfolio, to Investors Trust, on behalf of the Acquiring Portfolio, pursuant to paragraph
7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

          1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a PRO RATA basis within that class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Class S Acquiring Portfolio Shares to be so credited to Class S Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class S shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class S Acquiring Portfolio Shares in connection with such exchange.

          1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

          1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.        VALUATION

          2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

          2.2. The net asset value of a Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

          2.3. The number of the Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class S shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

          2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by Acquiring Portfolio's record keeping agent and by each Portfolio's respective independent accountants.

3.        CLOSING AND CLOSING DATE

          3.1. The Closing Date shall be December 16, 2006, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

          3.2. The Acquired Portfolio shall direct the Bank of New York Company, Inc., as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Acquired Portfolio's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

          3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

          3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.        REPRESENTATIONS AND WARRANTIES

          4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of Variable Products Trust, Variable Products Trust, on behalf of the Acquired Portfolio, represents and warrants to Investors Trust as follows:

               (a) The Acquired Portfolio is duly organized as a series of Variable Products Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under Variable Products Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

               (b) Variable Products Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

               (d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

               (e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

               (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Variable Products Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Variable Products Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Variable Products Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

               (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

               (h) Except as otherwise disclosed in writing to and accepted by Investors Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Variable Products Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

               (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2005 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

               (j) Since December 31, 2005, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

               (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

               (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

               (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Variable Products Trust, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

               (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

          4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of Investors Trust, Investors Trust, on behalf of the Acquiring Portfolio, represents and warrants to Variable Products Trust as follows:

               (a) The Acquiring Portfolio is duly organized as a series of the Investors Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Investors Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

               (b) Investors Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

               (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

               (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

               (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Investors Trust 's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Investors Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Investors Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

               (g) Except as otherwise disclosed in writing to and accepted by Variable Products Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Investors Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of the Acquiring Portfolio's business. Investors Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

               (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2005 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

               (i) Since December 31, 2005, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

               (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

               (l) All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Investors Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

               (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Investors Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (n) Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

               (o) The information to be furnished by Investors Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

               (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.        COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

          5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

          5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          5.3. The Acquired Portfolio covenants that the Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

          5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

          5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

          5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

          5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class S Acquiring Portfolio Shares received at the Closing.

          5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

          5.9. Variable Products Trust, on behalf of the Acquired Portfolio, covenants that Variable Products Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Investors Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) Variable Products Trust's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio's Shares to be delivered hereunder, and (b) Investors Trust 's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

          5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.        CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

          The obligations of Variable Products Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at Variable Products Trust's election, to the performance by Investors Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

          6.1. All representations and warranties of Investors Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          6.2. Investors Trust shall have delivered to Variable Products Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Variable Products Trust and dated as of the Closing Date, to the effect that the representations and warranties of Investors Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as Variable Products Trust shall reasonably request;

          6.3. Investors Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Investors Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

          6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.        CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

          The obligations of Investors Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at Investors Trust's election, to the performance by Variable Products Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          7.1. All representations and warranties of Variable Products Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          7.2. Variable Products Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of Variable Products Trust;

          7.3. Variable Products Trust shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Investors Trust and dated as of the Closing Date, to the effect that the representations and warranties of Variable Products Trust, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Investors Trust shall reasonably request;

          7.4. Variable Products Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Variable Products Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

          7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

          7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

          If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Variable Products Trust, on behalf of the Acquired Portfolio, or Investors Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

          8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of Variable Products Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither Investors Trust nor Variable Products Trust may waive the conditions set forth in this paragraph 8.1;

          8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

          8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Investors Trust or Variable Products Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

          8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

          8.5. The parties shall have received the opinion of Dechert LLP addressed to Variable Products Trust and Investors Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of Investors Trust and Variable Products Trust. Notwithstanding anything herein to the contrary, neither Investors Trust nor Variable Products Trust may waive the condition set forth in this paragraph 8.5.

9.        BROKERAGE FEES AND EXPENSES

          9.1. Variable Products Trust, on behalf of the Acquired Portfolio, and Investors Trust, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

          9.2 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

          10.1. Investors Trust and Variable Products Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

          10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.       TERMINATION

          This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before January 31, 2007, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.       AMENDMENTS

          This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Variable Products Trust and Investors Trust ; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by Variable Products Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.       NOTICES

          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Investors Trust or Variable Products Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.       HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
          LIABILITY

          14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

          14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

          14.3. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

          14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Variable Products Trust personally, but shall bind only the trust property of the Acquired Portfolio, as provided in the Declaration of Trust of Variable Products Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                             ING INVESTORS TRUST on behalf of its

                                    ING MERCURY LARGE CAP GROWTH
                                    PORTFOLIO series


                                    By:
_________________________________       ----------------------------------------
SECRETARY
                                    Its:
                                         ---------------------------------------


Attest:                             ING VARIABLE PRODUCTS TRUST on behalf of its

                                    ING VP LARGECAP GROWTH PORTFOLIO series


                                    By:
_________________________________       ----------------------------------------
SECRETARY
                                    Its:
                                         ---------------------------------------

                      (This page intentionally left blank)

                                                                      APPENDIX C

                        ADDITIONAL INFORMATION REGARDING
                     ING MERCURY LARGE CAP GROWTH PORTFOLIO
                                  ("PORTFOLIO")

                                SHAREHOLDER GUIDE

ABOUT YOUR INVESTMENT

          Shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans.

          Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

          You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your annuity contract or life insurance policy.

          The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolio according to the investment options that you have chosen. You should consult your variable contract prospectus for additional information about how this works. If you participate through a Qualified Plan, you should consult the Qualified Plan for more information.

          The Portfolio may discontinue offering its shares at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

DETERMINATION OF NET ASSET VALUE

          The NAV per share of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

          In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

          Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

          When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

-         Securities of an issuer that has entered into a restructuring;

-         Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

-         Securities that are restricted as to transfer or resale.

          The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

          When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER

          Directed Services, Inc. ("DSI" or Adviser"), a New York corporation, serves as the adviser to Mercury Large Cap Growth Portfolio. DSI has overall responsibility for the management of the Portfolio. DSI provides or oversees all investment advisory and portfolio management services for, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

          DSI is registered with the SEC as investment advisers and DSI is registered with the NASD as a broker-dealer. As of June 30, 2006, DSI managed over $24.5 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

          DSI is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

SUB-ADVISER

          Fund Asset Management L.P. ("FAM" or "Sub-Adviser") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors." FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies.

          As of June 30, 2006, FAM and its affiliates had about $583 billion in investment company and other portfolio assets under management. The principal address of FAM is 800 Scudder Mill Road, Plainsboro, NJ 08536.

          The following individual is responsible for the day-to-day management of the Portfolio:

          Robert C. Doll, Jr., CFA, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of its portfolio. He has been a portfolio manager since inception. Mr. Doll has been the President of Merrill Lynch Investment Managers, L.P. ("MLIM") since 2001.(1) He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll has been President and a member of the Board of the funds advised by MLIM and its affiliates since 2005.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

          The Portfolio's Statement of Additional Information, dated April 28, 2006, provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

ADMINISTRATIVE SERVICES

          In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolio. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. DSI also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by the Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

          ING Investors Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Adviser its portfolio management fee. The management fee paid to DSI is distinct because ING Investors Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for the Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

          Pursuant to an Administrative Services Sub-Contract between ING Investors Trust, on behalf of the Portfolio and ING Funds Services, LLC ("IFS"), IFS has agreed to provide certain administrative services necessary to properly conduct the Portfolio's business. IFS also acts as liaison among other service providers to the Portfolio, and is responsible for monitoring the Portfolio's compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio.

PORTFOLIO DISTRIBUTION

          DSI (the "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, PA 19380 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the NASD BrokerCheck Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

----------
(1) Mercury Advisors is a division of MLIM. The Fund has been informed of a proposed merger transaction involving BlackRock Advisors, Inc. ("BlackRock") and MLIM. Under the proposed merger arrangement, MLIM will merge into BlackRock. In exchange, MLIM's parent company, Merrill Lynch, will receive a nearly 50% stake in the resulting entity to be named BlackRock Investment Management, LLC. The Merger will result in no change to the personnel providing day-to-day management services to the Portfolio or the style in which it is managed.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

          The Portfolio's shares are classified into Service Class (Class S), Service 2 Class, Adviser Class and Institutional Class. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

SERVICE FEES

          ING Investors Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of the Portfolio. The Agreement allows DSI, the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

HOW ING COMPENSATES ENTITIES OFFERING THE PORTFOLIO AS AN INVESTMENT OPTION IN THEIR INSURANCE PRODUCTS

          ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or its Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

          The distributing broker-dealer for the Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, ING has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

          The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and ING USA Annuity and Life Insurance Company. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Since the Portfolio is sub-advised by an ING Groep entity, ING may retain more revenue than on other ING portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

          The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolio, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

          Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTEREST OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

          The Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law.

The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract Owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict.

          If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

          The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

          The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

          The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

          Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.

          Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation polices and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

          Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

          A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI for the Portfolio. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (i.e., the Portfolio will post the quarter ending June 30 holdings on August 1).

          The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

          The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

                              FINANCIAL HIGHLIGHTS

          The information in the table below has been derived from ING Mercury Large Cap Growth Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2006 which is unaudited.

                                                                                   CLASS S
                                                            ----------------------------------------------------
                                                               SIX                                     MAY 1,
                                                             MONTHS                                    2002(1)
                                                              ENDED      YEAR ENDED DECEMBER 31,         TO
                                                            JUNE 30,   --------------------------   DECEMBER 31,
                                                              2006       2005     2004      2003        2002
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                     $  11.56     10.48    10.22      8.05     10.00
   Income (loss) from investment operations:
   Net investment loss                                      $  (0.01)    (0.01)   (0.00)*   (0.02)    (0.01)**
   Net realized and unrealized gain (loss) on investments      (0.21)     1.09     1.12      2.19     (1.94)
   Total from investment operations                         $  (0.22)     1.08     1.12      2.17     (1.95)
   Less distributions from:
   Net realized gain on investments                         $     --        --     0.85        --        --
   Return of capital                                        $     --        --     0.01        --        --
   Total distributions                                      $     --        --     0.86        --        --
   Net asset value, end of period                              11.34     11.56    10.48     10.22      8.05
   TOTAL RETURN(2)                                          %  (1.90)    10.31    11.10     26.96    (19.50)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                        $145,710   155,252   18,862    14,481     4,757
   Ratios to average net assets:
   Net expenses after expense waiver(3)                     %   1.00      1.01     1.05      1.05      1.05
   Gross expenses prior to expense waiver(3)                %   1.05      1.06     1.05      1.05      1.05
   Net investment loss(3)                                   %  (0.14)    (0.27)   (0.01)    (0.27)    (0.09)
   Portfolio turnover rate                                  %     46       155      204       102        56
----------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*    Amount is less than $0.005.

** Per share numbers have been calculated using the average number of shares outstanding throughout the period.

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

                                                                      APPENDIX D

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

          The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of October 12, 2006:

ING VP LARGECAP GROWTH PORTFOLIO

                                                                                                    PERCENTAGE OF
                                                                                                 COMBINED PORTFOLIO
NAME AND ADDRESS OF                       PERCENT OF CLASS OF SHARES        PERCENTAGE OF             AFTER THE
SHAREHOLDER                                 AND TYPE OF OWNERSHIP            PORTFOLIO           REORGANIZATION(1)
-------------------                       --------------------------        -------------        ------------------
ING Investments, LLC                           100.0% Class A;                   0.0%                    0.0%
Attn: Lydia Homer                                 Beneficial
7337 E Doubletree Ranch Rd
Scottsdale, AZ 85258-2160

ING USA Annuity & Life Insurance Company        77.8% Class S;                  77.8%                   23.2%
1475 Dunwoody Dr                                  Beneficial
West Chester, PA 19380-1478

ING Life Insurance & Annuity Company            22.2% Class S;                  22.2%                    0.1%
151 Farmington Ave                                Beneficial
Hartford, CT 06156-0001

ING MERCURY LARGE CAP GROWTH PORTFOLIO

                                                                                                    PERCENTAGE OF
                                                                                                 COMBINED PORTFOLIO
NAME AND ADDRESS OF                       PERCENT OF CLASS OF SHARES        PERCENTAGE OF             AFTER THE
SHAREHOLDER                                 AND TYPE OF OWNERSHIP            PORTFOLIO           REORGANIZATION(1)
-------------------                       --------------------------        -------------        ------------------
ING National Trust                             91.5% Class A;                    2.3%                    0.6%
151 Farmington Ave #41                           Beneficial
Hartford, CT 06156-0001


ING Life Insurance & Annuity Company            8.5% Class A;                    0.2%                    0.1%
Attn Valuation Unit-TS31                         Beneficial
151 Farmington Ave
Hartford, CT 06156-0001

Security Life Insurance of Denver A VUL        90.6% Class I;                    1.5%                    0.4%
Route 5106 PO Box 20                             Beneficial
Minneapolis, MN 55440-0020

Reliastar Life Insurance Company                9.2% Class I;                    0.2%                    0.0%
FBO SVUL I                                     99.9% Class S2
Attn Jill Barth Conveyor TN41                    Beneficial
151 Farmington Ave
Hartford, CT  06156-0001

ING USA Annuity & Life Insurance Company       95.5% Class S;                   91.5%                   23.2%
1475 Dunwoody Dr                                 Beneficial
West Chester, PA 19380-1478

----------
(1) On a PRO FORMA basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on October 12, 2006.

                      (This page intentionally left blank)

                                                             3 EASY WAYS TO VOTE
                                VOTE BY PHONE: CALL TOLL-FREE 1-888-221-0697 AND
                                               FOLLOW THE RECORDED INSTRUCTIONS.
                            VOTE ON THE INTERNET: LOG ON TO WWW.PROXYWEB.COM AND
                                              FOLLOW THE ON-SCREEN INSTRUCTIONS.
                                    VOTE BY MAIL: CHECK THE APPROPRIATE BOXES ON
                                THE REVERSE SIDE OF THE VOTING INSTRUCTION CARD,
                                   SIGN AND DATE THE VOTING INSTRUCTION CARD AND
                                                RETURN IN THE ENVELOPE PROVIDED.
                          If you vote via phone or the Internet, YOU DO NOT NEED
                                         TO RETURN YOUR VOTING INSTRUCTION CARD.

                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                               DECEMBER 14, 2006
                                  PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

         The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the Portfolio attributable to his or her contract or interest therein as directed on the reverse side of this Form. IF THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL. IF YOU FAIL TO RETURN THIS VOTING INSTRUCTION FORM, THE COMPANY WILL VOTE ALL SHARES ATTRIBUTABLE TO YOUR ACCOUNT VALUE IN PROPORTION TO ALL VOTING INSTRUCTIONS FOR THE PORTFOLIO ACTUALLY RECEIVED FROM CONTRACT OWNERS IN THE SEPARATE ACCOUNT, WHEN APPLICABLE. THE PROXIES VOTING SHARES AT THE SPECIAL MEETING ON BEHALF OF THE INSURANCE COMPANY ARE AUTHORIZED TO VOTE, AT THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING AND ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF.

             VOTING INSTRUCTION FORM MUST BE SIGNED AND DATED BELOW.



-------------------------------                  -------------------
Signature (s) (if held jointly)                  Date


         NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION FORM. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. [X] PLEASE DO NOT USE FINE POINT PENS.

         TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR VOTING INSTRUCTION CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR VOTING INSTRUCTION CARD.

        THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING VP LargeCap Growth Portfolio and ING Mercury Large Cap Growth Portfolio, providing for the reorganization of VP LargeCap Growth Portfolio with and into Mercury Large Cap Growth Portfolio.

       For [  ]                    Against [  ]                 Abstain [  ]

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.

                                     PART B

                               ING INVESTORS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 10, 2006

Acquisition of the Assets and Liabilities of:      By and in Exchange for Shares of:
      ING VP LargeCap Growth Portfolio          ING Mercury Large Cap Growth Portfolio
  (a series of ING Variable Products Trust)        (a series of ING Investors Trust)
      7337 East Doubletree Ranch Road              7337 East Doubletree Ranch Road
       Scottsdale, Arizona 85258-2034               Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust ("SAI") is available to the shareholders of ING VP LargeCap Growth Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING VP LargeCap Growth Portfolio will be transferred to ING Mercury Large Cap Growth Portfolio, a series of ING Investors Trust, in exchange for shares of ING Mercury Large Cap Growth Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying PRO FORMA Financial Statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

     1. The SAI for ING Mercury Large Cap Growth Portfolio, dated April 28, 2006, as filed on April 27, 2006, and the SAI for ING VP LargeCap Growth Portfolio, dated April 28, 2006, as filed on April 27, 2006.

     2. The Financial Statements of ING Mercury Large Cap Growth Portfolio are included in the Class S Annual Report, dated December 31, 2005, as filed on March 10, 2006, and Class S Semi-Annual Report dated June
          30, 2006, as filed on August 31, 2006; and the Financial Statements of the ING VP LargeCap Growth Portfolio are included in the Class S Annual Report, dated December 31, 2005 as filed on March 10, 2006, and the Class S Semi-Annual Report dated June 30, 2006, as filed on August 31, 2006.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated November 10, 2006, relating to the Reorganization of ING VP LargeCap Growth Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Portfolio and PRO FORMA Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2006. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The tables are followed by the Notes to the PRO FORMA Financial Statements.

            STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PRO FORMA
                                                                       ING VP        ING MERCURY                    COMBINED
                                                                      LARGECAP         LARGECAP                    ING MERCURY
                                                                       GROWTH           GROWTH       PRO FORMA    LARGECAP GROWTH
                                                                      PORTFOLIO        PORTFOLIO    ADJUSTMENTS     PORTFOLIO
                                                                  ---------------------------------------------------------------
ASSETS:
Investments in securities at value+*                               $  2,070,483    $ 149,392,310                 $ 151,462,793
Short-term investments at amortized cost                                      -        7,241,199                     7,241,199
Cash                                                                     49,562           47,210                        96,772
Receivables:
     Investment securities sold                                          37,072                -                        37,072
     Fund shares sold                                                       299          285,114                       285,413
     Dividends and interest                                               2,001           97,568                        99,569
Prepaid expenses                                                             37              575                           612
Reimbursement due from manager                                            1,255                -                         1,255
                                                                  -------------------------------               ---------------
                   Total assets                                       2,160,709      157,063,976                   159,224,685
                                                                  -------------------------------               ---------------

LIABILITIES:
Payable for investment securities purchased                              57,630                -                        57,630
Payable for fund shares redeemed                                              -               65                            65
Payable upon receipt of securities loaned                                     -        7,241,199                     7,241,199
Payable to affiliates/unified fees                                        1,873           84,203                        86,076
Accrued distribution and service fees                                         -           30,930                        30,930
Payable for trustee fees                                                    991                -                           991
Other accrued expenses and liabilities                                    8,124                -                         8,124
                                                                  -------------------------------               ---------------
                   Total liabilities                                     68,618        7,356,397                     7,425,015
                                                                  -------------------------------               ---------------
NET ASSETS                                                         $  2,092,091    $ 149,707,579                 $ 151,799,670
                                                                  ===============================               ===============

NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                    $  1,818,193    $ 139,038,328                 $ 140,856,521
Undistributed net investment income
     (accumulated net investment loss)                                   (2,848)        (110,905)                     (113,753)
Accumulated net realized gain on investments and                                                                 $           -
     foreign currency related transactions                              156,217        4,494,655                     4,650,872
Net unrealized appreciation or depreciation on investments and                                                               -
     foreign currency related transactions                              120,529        6,285,501                     6,406,030
                                                                  -------------------------------               ---------------
NET ASSETS                                                         $  2,092,091    $ 149,707,579                 $ 151,799,670
                                                                  ===============================               ===============

-----------------------
+    Including securities loaned at value                          $          -    $   7,106,881                 $   7,106,881
*    Cost of investments in securities                             $  1,949,954    $ 143,106,809                 $ 145,056,763

CLASS ADV:
      Net assets                                                   $          -    $   3,018,135                 $   3,018,135
      Shares authorized                                                                unlimited                     unlimited
      Par value                                                    $          -    $       0.001                 $       0.001
      Shares outstanding                                                      -          268,365                       268,365
      Net asset value and redemption price per share               $          -    $       11.25                 $       11.25

CLASS I:
      Net assets                                                   $          -    $     973,083                 $     973,083
      Shares authorized                                                                unlimited                     unlimited
      Par value                                                    $          -    $       0.001                 $       0.001
      Shares outstanding                                                      -           85,791                        85,791
      Net asset value and redemption price per share               $          -    $       11.34                 $       11.34

CLASS S:
      Net assets                                                   $  2,092,091    $ 145,710,400                 $ 147,802,491
      Shares authorized                                               unlimited        unlimited                     unlimited
      Par value                                                    $       0.01    $       0.001                 $       0.001
      Shares outstanding                                                230,041       12,847,978    (45,553)(A)     13,032,466
      Net asset value and redemption price per share               $       9.09    $       11.34                 $       11.34

CLASS S2:
      Net assets                                                   $          -    $       5,961                 $       5,961
      Shares authorized                                                                unlimited                     unlimited
      Par value                                                    $          -    $       0.001                 $       0.001
      Shares outstanding                                                      -              530                           530
      Net asset value and redemption price per share               $          -    $       11.25                 $       11.25

-------------------
(A) Reflects new shares issued, net of retired shares of ING VP LargeCap Growth Portfolio. Calculation: Net Assets / NAV per share)

                     STATEMENTS OF OPERATIONS FOR THE TWELVE MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PRO FORMA
                                                                                                                    COMBINED
                                                                                         ING                           ING
                                                                             ING       MERCURY                       MERCURY
                                                                         VP LARGECAP   LARGE CAP                    LARGE CAP
                                                                           GROWTH       GROWTH       PRO FORMA       GROWTH
                                                                          PORTFOLIO   PORTFOLIO     ADJUSTMENTS     PORTFOLIO
                                                                         -----------  -----------   -----------    -----------
                                                                                                                      >
INVESTMENT INCOME:
Dividends                                                                $  18,027    $ 1,001,244                  $ 1,019,271
Interest                                                                       608         19,880                       20,488
                                                                         -----------  -----------   -----------    -----------
      Total investment income                                               18,635      1,021,124       --           1,039,759

EXPENSES:
 Investment management / Unified fees                                       16,467      1,000,215      9,709(A)      1,026,391
 Shareholder Services fees:
       Class ADV                                                              --           11,692       --              11,692
       Class S                                                               5,489        306,812       --             312,301
       Class S2                                                               --            4,024       --               4,024
 Transfer agent fees                                                           255           --         (255)(A)          --
 Administrative service fees                                                 2,196           --       (2,196)(B)          --
 Shareholder reporting expense                                               1,447           --       (1,447)(B)          --
 Registration fees                                                              16           --          (16)(B)          --
 Professional fees                                                           3,927           --       (3,927)(B)          --
 Custody and accounting expense                                              3,850           --       (3,850)(B)          --
 Trustee fees                                                                    4          4,076       --               4,080
 Miscellaneous expense                                                       1,760           --       (1,760)(B)          --
                                                                         -----------  -----------   -----------    -----------
      Total expenses                                                        35,411      1,326,819     (3,742)        1,358,488
                                                                         -----------  -----------   -----------    -----------
Less:
      Net waived and reimbursed/recouped fees                              (11,225)       (68,602)     2,848 (A)       (76,979)
                                                                         -----------  -----------   -----------    -----------
      Brokerage commission recapture                                          (164)          --          --  (A)          (164)
                                                                         -----------  -----------   -----------    -----------
      Reimbursement of unified fee                                            --              927        --                927
                                                                         -----------  -----------   -----------    -----------
      Net expenses                                                          24,022      1,259,144       (895)        1,282,271
                                                                         -----------  -----------   -----------    -----------
Net investment income                                                       (5,387)      (238,020)       895          (242,512)
                                                                         -----------  -----------   -----------    -----------


NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES:
 Net realized gain (loss) on:
       Investments                                                         228,744      4,057,003                    4,285,747
       Foreign currencies                                                      105          1,711                        1,816
                                                                         -----------  -----------   -----------    -----------
       Net realized gain (loss)                                            228,849      4,058,714       --           4,287,563
                                                                         -----------  -----------   -----------    -----------
 Net change in unrealized appreciation or depreciation on:
       Investments                                                        (165,367)     4,097,972                    3,932,605

Net realized and unrealized gain on investments and foreign currencies      63,482      8,156,686       --           8,220,168
                                                                         -----------  -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                                    $  58,095    $ 7,918,666    $   895       $ 7,977,656
                                                                         ===========  ===========   ===========    ============
* Foreign taxes                                                          $     550    $      --      $  --         $       550


------------
(A) Reflects adjustment in expenses due to effects of new contractual rates.
(B) Reflects adjustment in expenses due to elimination of duplicative services.



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                  PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006

                            PRO FORMA                                                                                     PRO FORMA
                   ING     (UNAUDITED)                                                                           ING     (UNAUDITED)
      ING VP     MERCURY   ING MERCURY                                                              ING VP     MERCURY   ING MERCURY
     LARGECAP   LARGE CAP   LARGE CAP                                                              LARGECAP   LARGE CAP   LARGE CAP
      GROWTH      GROWTH      GROWTH                                                                GROWTH      GROWTH     GROWTH
    PORTFOLIO   PORTFOLIO   PORTFOLIO                                                             PORTFOLIO   PORTFOLIO   PORTFOLIO
--------------------------------------                                                            ----------------------------------
               SHARES                                                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK:                         99.7%
                                                   AEROSPACE/DEFENSE:                       4.6%
       1,010     38,000       39,010               Boeing Co.                                        82,729   3,112,580    3,195,309
         910         --          910               General Dynamics Corp.                            59,569          --       59,569
          --     29,000       29,000               Lockheed Martin Corp.                                 --   2,080,460    2,080,460
          --     36,000       36,000               Raytheon Co.                                          --   1,604,520    1,604,520
                                                                                                  ----------------------------------
                                                                                                    142,298   6,797,560    6,939,858
                                                                                                  ----------------------------------

                                                   AIRLINES:                                1.1%
          --     65,000       65,000        @,L    AMR Corp.                                             --   1,652,300    1,652,300
                                                                                                  ----------------------------------
                                                                                                         --   1,652,300    1,652,300
                                                                                                  ----------------------------------

                                                   APPAREL:                                 0.9%
          --     26,000       26,000               Polo Ralph Lauren Corp.                               --   1,427,400    1,427,400
                                                                                                  ----------------------------------
                                                                                                         --   1,427,400    1,427,400
                                                                                                  ----------------------------------

                                                   AUTO PARTS & EQUIPMENT:                  0.7%
          --     92,000       92,000        @, L   Goodyear Tire & Rubber Co.                            --   1,021,200    1,021,200
                                                                                                  ----------------------------------
                                                                                                         --   1,021,200    1,021,200
                                                                                                  ----------------------------------

                                                   BANKS:                                   0.3%
       1,480         --        1,480               Commerce Bancorp., Inc.                           52,792          --       52,792
          --      5,000        5,000               State Street Corp.                                    --     290,450      290,450
         610         --          610        @@     UBS AG                                            66,917          --       66,917
                                                                                                  ----------------------------------
                                                                                                    119,709     290,450      410,159
                                                                                                  ----------------------------------

                                                   BEVERAGES:                               1.1%
          --     50,000       50,000               Pepsi Bottling Group, Inc.                            --   1,607,500    1,607,500
                                                                                                  ----------------------------------
                                                                                                         --   1,607,500    1,607,500
                                                                                                  ----------------------------------

                                                   BIOTECHNOLOGY:                           0.5%
         470         --          470        @      Amgen, Inc.                                       30,658          --       30,658
          --     14,000       14,000        @      Biogen Idec, Inc.                                     --     648,620      648,620
         270         --          270        @      Genzyme Corp.                                     16,484          --       16,484
         250         --          250        @      Vertex Pharmaceuticals, Inc.                       9,178          --        9,178
                                                                                                  ----------------------------------
                                                                                                     56,320     648,620      704,940
                                                                                                  ----------------------------------

                                                   COAL:                                    0.0%
         210         --          210               Peabody Energy Corp.                              11,708          --       11,708
                                                                                                  ----------------------------------
                                                                                                     11,708          --       11,708
                                                                                                  ----------------------------------

                                                   COMMERCIAL SERVICES:                     3.3%
         100     16,000       16,100               Corporate Executive Board Co.                     10,020   1,603,200    1,613,220
         620         --          620               Equifax, Inc.                                     21,291          --       21,291
         160         --          160               Manpower, Inc.                                    10,336          --       10,336
          --     34,000       34,000               McKesson Corp.                                        --   1,607,520    1,607,520
         510         --          510               Moody's Corp.                                     27,775          --       27,775
          --     45,000       45,000               Paychex, Inc.                                         --   1,754,100    1,754,100
                                                                                                  ----------------------------------
                                                                                                     69,422   4,964,820    5,034,242
                                                                                                  ----------------------------------

                                                   COMPUTERS:                               7.4%
         540         --          540        @      Apple Computer, Inc.                              30,845          --       30,845
          --     91,000       91,000        @      Cadence Design Systems, Inc.                          --   1,560,650    1,560,650
          --     62,000       62,000        @      Ceridian Corp.                                        --   1,515,280    1,515,280
          --    108,000      108,000        @      Dell, Inc.                                            --   2,636,280    2,636,280
          --     64,000       64,000               Electronic Data Systems Corp.                         --   1,539,840    1,539,840
         490         --          490               Hewlett-Packard Co.                               15,523          --       15,523
          --      8,000        8,000               International Business Machines Corp.                 --     614,560      614,560
          --      8,925        8,925        @      NCR Corp.                                             --     327,012      327,012
       2,510         --        2,510        @      Network Appliance, Inc.                           88,603          --       88,603
         560         --          560        @      Sandisk Corp.                                     28,549          --       28,549
          --     72,000       72,000        @      Synopsys, Inc.                                        --   1,351,440    1,351,440
          --     80,000       80,000        @      Western Digital Corp.                                 --   1,584,800    1,584,800
                                                                                                  ----------------------------------
                                                                                                    163,520  11,129,862   11,293,382
                                                                                                  ----------------------------------

                                                   COSMETICS/PERSONAL CARE:                 1.2%
          --      9,000        9,000               Colgate-Palmolive Co.                                 --     539,100      539,100
          --     24,000       24,000               Procter & Gamble Co.                                  --   1,334,400    1,334,400

                                                                                                  ----------------------------------
                                                                                                         --   1,873,500    1,873,500
                                                                                                  ----------------------------------

                                                   DIVERSIFIED FINANCIAL SERVICES:          3.8%
          --    116,000      116,000               Charles Schwab Corp.                                  --   1,853,680    1,853,680
         170         --          170               Chicago Mercantile Exchange                       83,496          --       83,496
         742         --          742               Countrywide Financial Corp.                       28,255          --       28,255
         680         --          680               Franklin Resources, Inc.                          59,031          --       59,031
          --     12,000       12,000               Goldman Sachs Group, Inc.                             --   1,805,160    1,805,160
         220         --          220               Legg Mason, Inc.                                  21,894          --       21,894
          --     29,000       29,000               Morgan Stanley                                        --   1,833,090    1,833,090
       1,140         --        1,140        @      Nasdaq Stock Market, Inc.                         34,086          --       34,086
                                                                                                  ----------------------------------
                                                                                                    226,762   5,491,930    5,718,692
                                                                                                  ----------------------------------

                                                   ELECTRIC:                                0.0%
         490         --          490               TXU Corp.                                         29,297          --       29,297
                                                                                                  ----------------------------------
                                                                                                     29,297          --       29,297
                                                                                                  ----------------------------------

                                                   ELECTRONICS:                             2.5%
          --     53,000       53,000        @      Agilent Technologies, Inc.                            --   1,672,680    1,672,680
         140         --          140        @@     Garmin Ltd.                                       14,762          --       14,762
          --    402,000      402,000        @      Solectron Corp.                                       --   1,374,840    1,374,840
          --      2,000        2,000        @      Thomas & Betts Corp.                                  --     102,600      102,600
          --     42,000       42,000        @      Vishay Intertechnology, Inc.                          --     660,660      660,660
                                                                                                  ----------------------------------
                                                                                                     14,762   3,810,780    3,825,542
                                                                                                  ----------------------------------

                                                   ENGINEERING & CONSTRUCTION:              0.1%
         500         --          500               Fluor Corp.                                       46,465          --       46,465
          --      1,000        1,000        @      Jacobs Engineering Group, Inc.                        --      79,640       79,640
                                                                                                  ----------------------------------
                                                                                                     46,465      79,640      126,105
                                                                                                  ----------------------------------

                                                   ENTERTAINMENT:                           1.2%
          --     49,000       49,000        L      International Game Technology                         --   1,859,060    1,859,060
                                                                                                  ----------------------------------
                                                                                                         --   1,859,060    1,859,060
                                                                                                  ----------------------------------

                                                   ENVIRONMENTAL CONTROL:                   1.1%
          --     46,000       46,000               Waste Management, Inc.                                --   1,650,480    1,650,480
                                                                                                  ----------------------------------
                                                                                                         --   1,650,480    1,650,480
                                                                                                  ----------------------------------

                                                   FOOD:                                    0.1%
          --      2,000        2,000               Campbell Soup Co.                                     --      74,220       74,220
         360         --          360               Whole Foods Market, Inc.                          23,270          --       23,270
                                                                                                  ----------------------------------
                                                                                                     23,270      74,220       97,490
                                                                                                  ----------------------------------

                                                   HEALTHCARE - PRODUCTS:                   2.2%
          --      6,245        6,245               Becton Dickinson & Co.                                --     381,757      381,757
          --     23,000       23,000               Johnson & Johnson                                     --   1,378,160    1,378,160
       1,870         --        1,870               Medtronic, Inc.                                   87,740          --       87,740
          --     29,000       29,000        @      Techne Corp.                                          --   1,476,680    1,476,680
                                                                                                  ----------------------------------
                                                                                                     87,740   3,236,597    3,324,337
                                                                                                  ----------------------------------

                                                   HEALTHCARE - SERVICES:                   4.5%
          --     44,000       44,000               Aetna, Inc.                                           --   1,756,920    1,756,920
          --     29,000       29,000        @      Health Net, Inc.                                      --   1,309,930    1,309,930
          --     31,000       31,000        @      Humana, Inc.                                          --   1,664,700    1,664,700
       1,770         --        1,770               UnitedHealth Group, Inc.                          79,261          --       79,261
          --     28,000       28,000        @      WellPoint, Inc.                                       --   2,037,560    2,037,560
                                                                                                  ----------------------------------
                                                                                                     79,261   6,769,110    6,848,371
                                                                                                  ----------------------------------

                                                   HOUSEWARES:                              0.9%
          --     55,000       55,000               Newell Rubbermaid, Inc.                               --   1,420,650    1,420,650
                                                                                                  ----------------------------------
                                                                                                         --   1,420,650    1,420,650
                                                                                                  ----------------------------------

                                                   INSURANCE:                               2.0%
         760         --          760               Progressive Corp.                                 19,540          --       19,540
          --     20,000       20,000               Prudential Financial, Inc.                            --   1,554,000    1,554,000
          --     43,500       43,500               WR Berkley Corp.                                      --   1,484,655    1,484,655
                                                                                                  ----------------------------------
                                                                                                     19,540   3,038,655    3,058,195
                                                                                                  ----------------------------------

                                                   INTERNET:                                3.0%
          --     33,000       33,000        @, L   Checkfree Corp.                                       --   1,635,480    1,635,480
         150         --          150        @      Google, Inc.                                      62,900          --       62,900
          --     62,000       62,000        @      McAfee, Inc.                                          --   1,504,740    1,504,740
         250     30,000       30,250        @      Monster Worldwide, Inc.                           10,665   1,279,800    1,290,465
                                                                                                  ----------------------------------
                                                                                                     73,565   4,420,020    4,493,585
                                                                                                  ----------------------------------

                                                   IRON/STEEL:                              0.4%
          --     10,450       10,450               Nucor Corp.                                           --     566,913      566,913
                                                                                                  ----------------------------------
                                                                                                         --     566,913      566,913
                                                                                                  ----------------------------------

                                                   LEISURE TIME:                            0.2%

          --      5,000        5,000               Harley-Davidson, Inc.                                 --     274,450      274,450
                                                                                                  ----------------------------------
                                                                                                         --     274,450      274,450
                                                                                                  ----------------------------------

                                                   LODGING:                                 0.0%
         670         --          670               Starwood Hotels & Resorts                         40,428          --       40,428
                                                                                                  ----------------------------------
                                                                                                     40,428          --       40,428
                                                                                                  ----------------------------------

                                                   MACHINERY - CONSTRUCTION & MINING:       2.7%
          --     38,000       38,000               Caterpillar, Inc.                                     --   2,830,240    2,830,240
          --     25,000       25,000               Joy Global, Inc.                                      --   1,302,250    1,302,250
                                                                                                  ----------------------------------
                                                                                                         --   4,132,490    4,132,490
                                                                                                  ----------------------------------

                                                   MACHINERY - DIVERSIFIED:                 1.3%
          --     27,000       27,000               Rockwell Automation, Inc.                             --   1,944,270    1,944,270
                                                                                                  ----------------------------------
                                                                                                         --   1,944,270    1,944,270
                                                                                                  ----------------------------------

                                                   MEDIA:                                   2.2%
          --     85,000       85,000        @, L   DIRECTV Group, Inc.                                   --   1,402,500    1,402,500
         480         --          480        @      Viacom, Inc.                                      17,203          --       17,203
       1,347     64,000       65,347               Walt Disney Co.                                   40,410   1,920,000    1,960,410
                                                                                                  ----------------------------------
                                                                                                     57,613   3,322,500    3,380,113
                                                                                                  ----------------------------------

                                                   METAL FABRICATE/HARDWARE:                1.0%
          --     26,000       26,000               Precision Castparts Corp.                             --   1,553,760    1,553,760
                                                                                                  ----------------------------------
                                                                                                         --   1,553,760    1,553,760
                                                                                                  ----------------------------------

                                                   MINING:                                  1.8%
       1,270         --        1,270        @@     Cameco Corp.                                      50,762          --       50,762
         470         --          470        @@     Cia Vale do Rio Doce ADR                          11,299          --       11,299
          --     35,000       35,000               Freeport-McMoRan Copper & Gold, Inc.                  --   1,939,350    1,939,350
          --      8,000        8,000               Phelps Dodge Corp.                                    --     657,280      657,280
                                                                                                  ----------------------------------
                                                                                                     62,061   2,596,630    2,658,691
                                                                                                  ----------------------------------

                                                   MISCELLANEOUS MANUFACTURING:             3.7%
         630         --          630               Danaher Corp.                                     40,522          --       40,522
       1,010    107,000      108,010               General Electric Co.                              33,290   3,526,720    3,560,010
          --     42,000       42,000               Illinois Tool Works, Inc.                             --   1,995,000    1,995,000
                                                                                                  ----------------------------------
                                                                                                     73,812   5,521,720    5,595,532
                                                                                                  ----------------------------------

                                                   OIL & GAS:                               3.7%
          --      5,990        5,990               Anadarko Petroleum Corp.                              --     285,663      285,663
          --      2,849        2,849               ConocoPhillips                                        --     186,695      186,695
          --     28,000       28,000               EOG Resources, Inc.                                   --   1,941,520    1,941,520
          --     22,000       22,000               Sunoco, Inc.                                          --   1,524,380    1,524,380
          --     22,000       22,000               Tesoro Petroleum Corp.                                --   1,635,920    1,635,920
                                                                                                  ----------------------------------
                                                                                                         --   5,574,178    5,574,178
                                                                                                  ----------------------------------

                                                   OIL & GAS - PRODUCTS:                    0.0%
         490         --          490        @@     Petro - Canada                                    23,231          --       23,231
                                                                                                  ----------------------------------
                                                                                                     23,231          --       23,231
                                                                                                  ----------------------------------

                                                   OIL & GAS SERVICES:                      0.0%
         570         --          570               Halliburton Co.                                   42,300          --       42,300
                                                                                                  ----------------------------------
                                                                                                     42,300          --       42,300
                                                                                                  ----------------------------------

                                                   PHARMACEUTICALS:                         5.4%
       1,525         --        1,525        @@     AstraZeneca PLC ADR                               91,226          --       91,226
          --      8,160        8,160        L      AmerisourceBergen Corp.                               --     342,067      342,067
          --     30,000       30,000               Cardinal Health, Inc.                                 --   1,929,900    1,929,900
          --     39,000       39,000               Caremark Rx, Inc.                                     --   1,944,930    1,944,930
         840         --          840        @, @@  Elan Corp. PLC ADR                                14,028          --       14,028
          --     21,000       21,000        @      Express Scripts, Inc.                                 --   1,506,540    1,506,540
         350         --          350        @      Gilead Sciences, Inc.                             20,706          --       20,706
          --     55,000       55,000               Merck & Co., Inc.                                     --   2,003,650    2,003,650
          --      9,945        9,945               Pfizer, Inc.                                          --     233,409      233,409
       1,210         --        1,210        @@     Sanofi-Synthelabo SA ADR                          58,927          --       58,927
       2,840         --        2,840               Schering-Plough Corp.                             54,045          --       54,045
                                                                                                  ----------------------------------
                                                                                                    238,932   7,960,496    8,199,428
                                                                                                  ----------------------------------

                                                   RETAIL:                                  9.9%
          --     38,000       38,000               Best Buy Co., Inc.                                    --   2,083,920    2,083,920
          --     53,000       53,000               Circuit City Stores, Inc.                             --   1,442,660    1,442,660
          --     44,000       44,000               Darden Restaurants, Inc.                              --   1,733,600    1,733,600
          --     23,000       23,000               JC Penney Co., Inc.                                   --   1,552,730    1,552,730
          --     33,000       33,000        @      Kohl's Corp.                                          --   1,950,960    1,950,960
          --     14,000       14,000               MSC Industrial Direct Co.                             --     665,980      665,980
          --     45,000       45,000               Nordstrom, Inc.                                       --   1,642,500    1,642,500
          --     77,000       77,000               Staples, Inc.                                         --   1,872,640    1,872,640
          --     58,000       58,000        @      Starbucks Corp.                                       --   2,190,080    2,190,080
                                                                                                  ----------------------------------
                                                                                                         --  15,135,070   15,135,070
                                                                                                  ----------------------------------

                                                   SEMICONDUCTORS:                          8.9%
         610         --          610               Linear Technology Corp.                           20,429          --       20,429
          --     57,000       57,000        @      Advanced Micro Devices, Inc.                          --   1,391,940    1,391,940
          --     55,000       55,000               Analog Devices, Inc.                                  --   1,767,700    1,767,700
          --     37,000       37,000        @      Lam Research Corp.                                    --   1,724,940    1,724,940
          --    158,000      158,000        @      LSI Logic Corp.                                       --   1,414,100    1,414,100
         990         --          990        @, @@  Marvell Technology Group Ltd.                     43,887          --       43,887
          --     76,000       76,000               Micron Technology, Inc.                               --   1,144,560    1,144,560
          --     61,000       61,000               National Semiconductor Corp.                          --   1,454,850    1,454,850
          --     11,000       11,000        @, L   Novellus Systems, Inc.                                --     271,700      271,700
          --     80,000       80,000        @      Nvidia Corp.                                          --   1,703,200    1,703,200
          --     88,000       88,000               Texas Instruments, Inc.                               --   2,665,520    2,665,520
                                                                                                  ----------------------------------
                                                                                                     64,316  13,538,510   13,602,826
                                                                                                  ----------------------------------

                                                   SOFTWARE:                                8.1%
       1,470         --        1,470        @      Adobe Systems, Inc.                               44,629          --       44,629
         970         --          970        @      Autodesk, Inc.                                    33,426          --       33,426
          --    124,000      124,000        @      BEA Systems, Inc.                                     --   1,623,160    1,623,160
          --     72,000       72,000        @      BMC Software, Inc.                                    --   1,720,800    1,720,800
          --     44,000       44,000        @      Citrix Systems, Inc.                                  --   1,766,160    1,766,160
          --    206,000      206,000        @      Compuware Corp.                                       --   1,380,200    1,380,200
          --     40,000       40,000               Fair Isaac Corp.                                      --   1,452,400    1,452,400
          --      7,460        7,460        @      Intuit, Inc.                                          --     450,509      450,509
          --    103,000      103,000               Microsoft Corp.                                       --   2,399,900    2,399,900
          --     60,000       60,000        @, L   Red Hat, Inc.                                         --   1,404,000    1,404,000
         520         --          520        @@     SAP AG ADR                                        27,310          --       27,310
         500         --          500        @, @@  TomTom                                            19,435          --       19,435
                                                                                                  ----------------------------------
                                                                                                    124,800  12,197,129   12,321,929
                                                                                                  ----------------------------------

                                                   TELECOMMUNICATIONS:                      4.6%
         610         --          610        @@     America Movil SA de CV ADR                        20,289          --       20,289
         710         --          710        @      American Tower Corp.                              22,095          --       22,095
       2,760    223,000      225,760        @      Cisco Systems, Inc.                               53,903   4,355,190    4,409,093
          --    123,000      123,000               Motorola, Inc.                                        --   2,478,450    2,478,450
         860         --          860               QUALCOMM, Inc.                                    34,460          --       34,460
                                                                                                  ----------------------------------
                                                                                                    130,747   6,833,640    6,964,387
                                                                                                  ----------------------------------

                                                   TRANSPORTATION:                          3.3%
          --     34,000       34,000               CH Robinson Worldwide, Inc.                           --   1,812,200    1,812,200
          --     32,000       32,000               Norfolk Southern Corp.                                --   1,703,040    1,703,040
          --     46,000       46,000        @      Swift Transportation Co., Inc.                        --   1,460,960    1,460,960
         590         --          590               United Parcel Service, Inc.                       48,604          --       48,604
                                                                                                  ----------------------------------
                                                                                                     48,604   4,976,200    5,024,804
                                                                                                  ----------------------------------

                                                   TOTAL COMMON STOCK                                    --          --           --
                                                                                                  ----------------------------------
                                                   (Cost $)                                       1,949,954  143,106,809 145,056,763



------------------------------------------------------------------------------------------------------------------------------------
        PRINCIPAL
          AMOUNT                                                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM                      4.8%
  INVESTMENT:
                                      SECURITIES LENDING COLLATERAL(CC):         4.8%
                                      The Bank of New York Institutional
  $ --  $7,241,199  $7,241,199          Cash Reserves Fund                               $       --   $    7,241,199   $  7,241,199
                                                                                         -------------------------------------------
                                      TOTAL SHORT-TERM INVESTMENTS                       $       --   $    7,241,199   $  7,241,199
                                                                                         -------------------------------------------
                                      (Cost $)                                                   --        7,241,199      7,241,199

                                      TOTAL INVESTMENTS IN SECURITIES          104.5%    $       --   $    7,241,199   $  7,241,199
                                      (Cost $)*                                           1,949,954      150,348,008    152,297,962
                                      OTHER ASSETS AND LIABILITIES-NET          (4.5)        21,608       (6,925,930)    (6,904,322)
                                                                               -----     -------------------------------------------
                                      NET ASSETS                               100.0%    $   21,608   $      315,269   $    336,877
                                                                               =====     ===========================================

                                      @   Non-income producing security
                                      @@  Foreign Issuer
                                      ADR American Depositary Receipt
                                      cc  Securities purchased with cash
                                            collateral for securities loaned.
                                      L   Loaned security, a portion or
                                            all of the security is on loan
                                            at June 30, 2006.
                                      *   Cost for federal income tax
                                            purposes is                                  $1,951,850   $  150,503,868   $ 152,455,718
                                          Net unrealized appreciation
                                            consists of:
                                               Gross Unrealized Appreciation             $  240,817   $12,852,543.00   $ 13,093,360
                                               Gross Unrealized Depreciation               (122,184)      (6,722,902)    (6,845,086)
                                                                                         -------------------------------------------
                                               Net Unrealized
                                                 Appreciation/Depreciation               $  118,633   $    6,129,641   $  6,248,274
                                                                                         ===========================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

        NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- BASIS OF COMBINATION:

     The Board of Trustees of the ING VP LargeCap Growth Portfolio ("VP LargeCap Growth") and the ING Mercury Large Cap Growth Portfolio ("Mercury Large Cap Growth"), approved an Agreement and Plan of Reorganization dated July 13, 2006, respectively (the "Plan") whereby, subject to approval by the shareholders of VP LargeCap Growth, Mercury Large Cap Growth will acquire all of the assets of VP LargeCap Growth, subject to the liabilities of such Portfolio, in exchange for a number of shares of Mercury Large Cap Growth equal in value to the net assets of VP LargeCap Growth (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies with Mercury Large Cap Growth remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2006. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of VP LargeCap Growth and Mercury Large Cap Growth at June 30, 2006. The unaudited pro forma statement of operations reflects the results of operations of VP LargeCap Growth and Mercury Large Cap Growth for the twelve-months ended June 30, 2006. These statements have been derived from the Portfolios' respective books and records utilized in calculating daily net asset value at the date indicated above for VP LargeCap Growth and Mercury Large Cap Growth under accounting principles generally accepted in the United States of America for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of VP LargeCap Growth for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statements of Additional Information.

NOTE 2 -- SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of Trustees ("Board") of the Portfolios. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 -- CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of common VP LargeCap Growth issued in connection with the proposed acquisition of VP LargeCap Growth by Mercury Large Cap Growth as of June 30, 2006. The number of additional shares issued was calculated by dividing the net asset value of Class S Shares of VP LargeCap Growth by the respective net asset value per share of Class S Shares of Mercury Large Cap Growth.

NOTE 4 -- UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on June 30, 2006. VP LargeCap Growth expenses were adjusted assuming Mercury Large Cap Growth's fee structure was in effect for the twelve months ended June 30, 2006.

NOTE 5 -- MERGER COSTS:

     Due to the significantly small size of VP LargeCap Growth, ING Investments LLC, or an affiliate, will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

NOTE 6 -- USE OF ESTIMATES IN PREPARATION OF PRO FORMA FINANCIAL STATEMENTS

     Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

NOTE 7 -- FEDERAL INCOME TAXES:

     It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

[INSERT ING LOGO & ADDRESS]

                                                  3 EASY WAYS TO VOTE YOUR PROXY
                              VOTE BY PHONE: CALL TOLL-FREE [1-800-XXX-XXXX] AND
                                               FOLLOW THE RECORDED INSTRUCTIONS.
                                VOTE ON THE INTERNET: LOG ON TO PROXYWEB.COM AND
                                              FOLLOW THE ON-SCREEN INSTRUCTIONS.
      VOTE BY MAIL: CHECK THE APPROPRIATE BOXES ON THE REVERSE SIDE OF THE PROXY BALLOT, SIGN AND DATE THE PROXY BALLOT AND RETURN IN THE ENVELOPE PROVIDED.
                                          If you vote via phone or the Internet,
                                    YOU DO NOT NEED TO RETURN YOUR PROXY BALLOT.

                                                     ING VARIABLE PRODUCTS TRUST
     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON DECEMBER 14, 2006
                      THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING VP LARGECAP GROWTH PORTFOLIO

     The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them ("Proxies"), with full power of substitution designated by them or their Insurance Company, to vote all shares, which the undersigned is entitled to vote, or to which he or she has beneficial interest under a variable contract issued by his or her Insurance Company at the Special Meeting of shareholders ("Special Meeting") of the ING VP LargeCap Growth Portfolio to be held at: 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on December 14, 2006 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof, in the manner directed below with respect to the matters referred to in the Proxy Statement for the Special Meeting, receipt of which is hereby acknowledged, and in the Proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment(s) or postponement(s) thereof.

This proxy will be voted as specified. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSAL.

       PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY
                       IN THE ENCLOSED ENVELOPE.

________________________________                  _____________________
Signature (s) (if held jointly)                   Date

     This proxy ballot must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. [X] PLEASE DO NOT USE FINE POINT PENS.

     TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY BALLOT AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY BALLOT.

               THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING VP LargeCap Growth Portfolio and ING Mercury Large Cap Growth Portfolio, providing for the reorganization of VP
     LargeCap Growth Portfolio with and into Mercury Large Cap Growth Portfolio;

     For [ ]                       Against [ ]                   Abstain [ ]

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services Inc. ("DSI"), and the Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

Section 6 of the Distribution Agreement between the Trust and Directed Services, Inc. ("DSI") provides the following:

DSI shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, except a loss resulting from its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

Section 7 of the Administration Agreement between the Trust and ING Funds Services LLC provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Trust in that fiscal year of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1) (a) Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment no. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17) - previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

     (c) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

     (d) Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

     (e) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

     (f) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (g) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (h) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (i) Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust - previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

     (j) Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (k) Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (l) Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (m) Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (n) Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (o) Amendment #15, effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (p) Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (q) Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (r) Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (s) Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(2) By-laws - previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(3)  Not Applicable.

(4) Form of Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING Mercury Large Cap Growth Portfolio series, and ING Variable Products Trust, on behalf of its ING VP LargeCap Growth Portfolio series- previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on September 28, 2006,
     File No. 333-137652, and incorporated herein by reference.

(5) Instruments Defining Rights of Security Holders - previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(6)  (a)  (i)   Management Agreement dated October 24, 1997 as amended May 24,
                2002 - previously filed as an exhibit to Post-Effective
                Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No.
                33-23512, and incorporated herein by reference.

          (ii) Amended Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iii) Form of Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iv) First Amendment to Investment Management Agreement effective September 2, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (v) Investment Management Agreement between ING Investors Trust and ING Investments, LLC dated February 25, 2004 (24) -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (vi) First Amendment to Management Agreement effective September 2, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (b)  Portfolio Management Agreements

          (i) Form of Portfolio Management Agreement with Baring International Investment Limited dated March 31, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (ii) Interim Sub-Advisory Agreement dated January 1, 2006, between Directed Services, Inc., ING Investors Trust and ING Investment Management, Co. regarding ING Global Resources Portfolio - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(7) (a) Amended and Restated Distribution Agreement dated June 14, 1996, as Amended and Restated February 26, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Amendment to Amended and Restated Distribution Agreement as of October 1, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (c) Amended Schedule A effective May 2, 2005 Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (d) Distribution Agreement dated August 21, 2003 between ING Investors Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (i) Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (e) Distribution Agreement dated April 29, 2005 between ING Investors Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (f) Distribution Plan dated November 5, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (i) Reduction in fee letter for Class A (to be renamed Service 2 Class) shares dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (g) Amended and Restated Shareholder Service and Distribution Plan for Adviser Class (formerly, Retirement Class) dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (i) Reduction in fee letter for Adviser Class shares dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(8) Deferred compensation plan for Independent Directors effective September 15, 2005 - previously filed as an exhibit to the Registration Statement on Form N-14 of ING Investors Trust filed on July 18, 2006, File No. 333-135844 and incorporated herein by reference.

(9) (a) Custody Agreement with The Bank of New York dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Foreign Custody Manager Agreement dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (i) Amended Exhibit A to the Foreign Custody Agreement - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(10) (a) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust approved March 30, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

          (i) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust. - - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(11) Opinion and Consent of Counsel - previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust filed on September 28, 2006, File No. 333-137652, and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - to be filed by subsequent post-effective amendment.

(13) (a)  (i)   Administrative Services Sub-Contract between DSI, Inc. and ING
                Funds Services, LLC dated January 2, 2003 -- previously filed as an exhibit to Post- Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust
                (formerly, The GCG Trust) filed on August 1, 2003, File No.
                33-23512, and incorporated herein by reference.

                (A) Amended Schedule A to Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

          (ii) Administrative and Shareholder Service Agreement dated September 27, 2000 by and between Directed Services, Inc. and Security Life of Denver Insurance Company - - Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust filed July 26, 2005, File No. 33-23512.

          (iii) Administrative and Shareholder Service Agreement dated December 11, 2000 by and between Directed Services, Inc. and Southland Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852, and incorporated herein by reference.

          (iv) Amended and Restated Administration Agreement dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

          (v) Administration Agreement dated May 3, 2004 between ING Investors Trust and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (vi) Amended Schedule A to the Administration Agreement - - previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

     (b) Fund Accounting Agreement with Bank of New York dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on

          Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

     (c)  (i)   Amended and Restated Shareholder Services Agreement for ING
                Investors Trust dated April 29, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration
                Statement on Form N-1A of the ING Investors Trust filed on April
                11, 2005, File No. 33-23512, and incorporated herein by reference.

          (i) Third Party Brokerage Agreement dated March 1, 2002 between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (ii) Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                (A) Global Securities Lending Supplement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (d)  (i)   Organizational Agreement for Golden American Life Insurance
                Company-- previously filed as an exhibit to Post-Effective
                Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May
                3, 1999, File No. 33-23512, and incorporated herein by reference.

          (ii) Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the 33-23512, and incorporated herein by reference.

          (iii) Organizational Agreement for The Mutual Benefit Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

                (A) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

     (e)  (i)   Settlement Agreement for Golden American Life Insurance Company
                -- previously filed as an exhibit to Post-Effective Amendment
                No. 40 to the

                Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

          (ii) Assignment Agreement for Settlement Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

          (iii) Settlement Agreement for The Mutual Benefit Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

          (iv) Assignment Agreement for Settlement Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

     (f)  (i)   Indemnification Agreement dated March 20, 1991 between The
                Specialty Managers Trust and Directed Services, Inc.-- previously filed as an exhibit to Post-Effective Amendment No.
                40 to the Registration Statement on Form N-1A of the ING
                Investors Trust (formerly, The GCG Trust) filed on May 3, 1999,
                File No. 33-23512, and incorporated herein by reference.

          (ii) Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                (A) Form of Schedule A with respect to Indemnification Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (g)  (i)   Participation Agreement dated April 30, 2003 among ING Life
                Insurance and Annuity Company, The GCG Trust (renamed ING
                Investors Trust effective May 1, 2003) and Directed Services,
                Inc. -- previously filed as an exhibit to Post-Effective
                Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on
                August 1, 2003, File No. 33-23512, and incorporated herein by reference.

          (ii) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                (A) Form of First Amendment to Participation Agreement dated May 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iii) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                (A) Form of First Amendment to Participation Agreement dated May 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iv) Participation Agreement dated May 1, 2003 among Golden American Life Insurance Company, The GCG Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (v) Form of Participation Agreement among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

          (vi) Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

                (A) Amendment to Private Placement Participation Agreement dated June 27, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (vii) Form of Participation Agreement among Southland Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

          (viii)Participation Agreement dated May 1, 2003 among United Life and Annuity Insurance Co., ING Investors Trust, and Directed Services, Inc -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (ix) Form of Fund Participation Agreement dated September 2, 2003 among Golden American Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (x) Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                (A) Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust, Directed Services, Inc., and Security Equity Life Insurance Company dated October 13, 1994 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (xi) Form of Fund Participation Agreement dated September 2, 2003, as amended and restated April 2004 among ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, American Funds Insurance Series, and Capital Research and Management Company -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (xii) Form of Participation Agreement Among ING Investors Trust and ING Insurance Company of America and Directed Services, Inc. dated January 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (xiii)Fund Participation Agreement, dated May 17, 2004, between ING USAAnnuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and Management Company - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

     (h)  (i)   Allocation Agreement dated May 24, 2002 - Fidelity Bond --
                previously filed as an exhibit to Post-Effective Amendment No.
                60 to the Registration Statement on Form N-1A of the ING
                Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                (A)  Amended Schedule A with respect to the Allocation Agreement
                     - Blanket Bond - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

                (B) Allocation Agreement dated May 24, 2002 - Directors & Officers Liability -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                (C)  Amended Schedule A with respect to the Allocation Agreement
                     - Directors and Officers Liability - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

                (D) Proxy Agent Fee Allocation Agreement made August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                (E) Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (ii) FT Interactive Fee Allocation Agreement made August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                (A) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

                (B) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (i)  (i)   Amended and Restated Expense Limitation Agreement dated February
                1, 2005 between ING Investments, LLC and ING Investors Trust -- previously filed as an exhibit to Post-Effective Amendment No.
                63 to the Registration Statement on Form N-1A of the ING
                Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(14) Consent of independent auditors - previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust filed on September 28, 2006, File No. 333-137652, and incorporated herein by reference.

(15) Not applicable.

(16) Powers of attorney - previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust filed on September 28, 2006, File No. 333-137652, and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 3rd day of November, 2006.

                                         ING INVESTOR TRUST

                                         By:

                                         /s/ Huey P. Falgout Jr.
                                         ---------------------------------------
                                         Huey P. Falgout, Jr.
                                         Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                 TITLE                               DATE
-----------------------   ---------------------------------   ------------------


-----------------------   President and Chief Executive       November 3, 2006
James M. Hennessy*        Officer


-----------------------   Senior Vice President,              November 3, 2006
Todd Modic*               Chief/Principal Financial Officer


-----------------------   Chairman and Trustee                November 3, 2006
Jock Patton*


-----------------------   Trustee                             November 3, 2006
John V. Boyer*


-----------------------   Trustee                             November 3, 2006
J. Michael Earley*


-----------------------   Trustee                             November 3, 2006
R. Barbara Gitenstein*


-----------------------   Trustee                             November 3, 2006
Patrick W. Kenny*


-----------------------   Trustee                             November 3, 2006
Walter H. May, Jr.*


-----------------------   Trustee                             November 3, 2006
John G. Turner*


-----------------------   Trustee                             November 3, 2006
David W.C. Putnam*

SIGNATURE                 TITLE                               DATE
-----------------------   ---------------------------------   ------------------


-----------------------   Trustee                             November 3, 2006
Roger B. Vincent*


-----------------------   Trustee                             November 3, 2006
Patricia W. Chadwick*


-----------------------   Trustee                             November 3, 2006
Sheryl K. Pressler*


*By: /s/ Huey P. Falgout Jr.
     --------------------------------
     Huey P. Falgout, Jr.
     Attorney-in-Fact**

** Executed pursuant to powers of attorney previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust filed on September 28, 2006, File No. 333-137652, and incorporated herein by reference.